                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4646

                     RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 8/31

Date of reporting period: 2/29

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND
RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
RIVERSOURCE NEW YORK TAX-EXEMPT FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
FEBRUARY 29, 2008


EACH FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH A HIGH LEVEL OF
INCOME GENERALLY EXEMPT FROM
FEDERAL INCOME TAX AS WELL AS FROM
THE RESPECTIVE STATE AND LOCAL
INCOME TAX.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS

Fund Snapshots......................      2
   RiverSource California Tax-Exempt
     Fund...........................      2
   RiverSource Minnesota Tax-Exempt
     Fund ..........................      4
   RiverSource New York Tax-Exempt
     Fund...........................      6
Performance Summary.................      8
   RiverSource California Tax-Exempt
     Fund...........................      8
   RiverSource Minnesota Tax-Exempt
     Fund ..........................     10
   RiverSource New York Tax-Exempt
     Fund...........................     12
Questions & Answers
   with Portfolio Management........     14
Fund Expenses Examples..............     20
Portfolio of Investments............     24
   RiverSource California Tax-Exempt
     Fund...........................     24
   RiverSource Minnesota Tax-Exempt
     Fund ..........................     33
   RiverSource New York Tax-Exempt
     Fund...........................     43
Financial Statements................     51
Notes to Financial Statements.......     57
Proxy Voting........................     78
Results of Meeting of
   Shareholders.....................     79

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  1

FUND SNAPSHOT AT FEB. 29, 2008 (UNAUDITED)

RiverSource California Tax-Exempt Fund

FUND OBJECTIVE

For California investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets
(PIE CHART)

AAA bonds                                                    40.6%
AA bonds                                                     13.4%
A bonds                                                      30.9%
BBB bonds                                                    10.4%
Non-investment grade bonds                                    2.5%
Non-rated bonds                                               2.2%

Bond ratings apply to the number of underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 6.3% of the bond portfolio assets were determined through internal analysis.

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 2 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

FUND SNAPSHOT AT FEB. 29, 2008 (UNAUDITED)

RiverSource California Tax-Exempt Fund

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
                     X         HIGH
                              MEDIUM     QUALITY
                               LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                           YEARS IN INDUSTRY
Catherine Stienstra*              20

* The Fund is managed by a team of portfolio managers led by Catherine
  Stienstra.

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     ICALX             08/18/86
Class B                     ACABX             03/20/95
Class C                     RCTCX             06/26/00
Total net assets                        $165.2 million
Number of holdings                                 101
Effective maturity(1)                         14 years
Effective duration(2)                        7.6 years
Weighted average bond rating(3)                    AA-

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Funds prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.
--------------------------------------------------------------------------------

                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT FEB. 29, 2008 (UNAUDITED)

RiverSource Minnesota Tax-Exempt Fund

FUND OBJECTIVE

For Minnesota investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets
(PIE CHART)

AAA bonds                                                    50.9%
AA bonds                                                     20.3%
A bonds                                                      14.8%
BBB bonds                                                     8.9%
Non-investment grade bonds                                    5.1%

Bond ratings apply to the number of underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 7.4% of the bond portfolio assets were determined through internal analysis.

--------------------------------------------------------------------------------

 4 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

FUND SNAPSHOT AT FEB. 29, 2008 (UNAUDITED)

RiverSource Minnesota Tax-Exempt Fund

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
                     X         HIGH
                              MEDIUM     QUALITY
                               LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.
Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGER

                           YEARS IN INDUSTRY
Catherine Stienstra*              20

* The Fund is managed by a team of portfolio managers led by Catherine
  Stienstra.
FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     IMNTX           08/18/86
Class B                     IDSMX           03/20/95
Class C                     RMTCX           06/26/00
Total net assets                        $290.0 million
Number of holdings                               126
Effective maturity(1)                     11.6 years
Effective duration(2)                      7.3 years
Weighted average bond rating(3)                   AA

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.
There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Funds prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.
Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.
--------------------------------------------------------------------------------

                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  5

FUND SNAPSHOT AT FEB. 29, 2008 (UNAUDITED)

RiverSource New York Tax-Exempt Fund

FUND OBJECTIVE

For New York investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.
QUALITY BREAKDOWN

Percentage of bond portfolio assets
(PIE CHART)

AAA bonds                                                    42.3%
AA bonds                                                     33.9%
A bonds                                                       6.4%
BBB bonds                                                    11.1%
Non-investment grade bonds                                    6.3%

Bond ratings apply to the number of underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 1.5% of the bond portfolio assets were determined through internal analysis.

--------------------------------------------------------------------------------

 6 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

FUND SNAPSHOT AT FEB. 29, 2008 (UNAUDITED)

RiverSource New York Tax-Exempt Fund

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
                     X         HIGH
                              MEDIUM     QUALITY
                               LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.
Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGER

                           YEARS IN INDUSTRY
Catherine Stienstra*              20

* The Fund is managed by a team of portfolio managers led by Catherine
  Stienstra.
FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     INYKX          08/18/86
Class B                        --          03/20/95
Class C                     RNTCX          06/26/00
Total net assets                        $56.1 million
Number of holdings                               73
Effective maturity(1)                    14.5 years
Effective duration(2)                     8.0 years
Weighted average bond rating(3)                 AA-

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.
There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Funds prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.
Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.
--------------------------------------------------------------------------------

                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  7

PERFORMANCE SUMMARY

                                  RIVERSOURCE
                           CALIFORNIA TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                  For the six-month period ended Feb. 29, 2008

                                  (BAR CHART)

RiverSource California Tax-Exempt Fund Class A
  (excluding sales charges)                            -2.78%

Lehman Brothers California 2 Plus Year Municipal
  Bond Index(1) (unmanaged)                            -1.54%

Lehman Brothers Municipal Bond Index(2)
  (unmanaged)                                          -0.60%

Lipper California Municipal Debt Funds Index(3)        -3.09%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.
The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.
The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.
It is not possible to invest directly in an index.

(1) The Lehman Brothers California 2 Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of California investment-grade fixed-rate municipal bonds with maturities of two years or more.
(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper California Municipal Debt Funds Index includes the 30 largest municipal debt funds in California tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           0.88%                        0.80%
Class B                                           1.63%                        1.55%
Class C                                           1.63%                        1.55%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.01 of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.
--------------------------------------------------------------------------------

 8 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

RiverSource California Tax-Exempt Fund
AVERAGE ANNUAL TOTAL RETURNS

AT FEB. 29, 2008
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/18/86)           -2.78%     -4.25%    +1.40%    +2.57%    +3.68%     +5.42%
 Class B (inception 3/20/95)           -3.13%     -4.97%    +0.64%    +1.81%    +2.90%     +3.65%
 Class C (inception 6/26/00)           -3.12%     -4.95%    +0.64%    +1.81%      N/A      +3.35%

WITH SALES CHARGE
 Class A (inception 8/18/86)           -7.38%     -8.80%    -0.23%    +1.56%    +3.15%     +5.17%
 Class B (inception 3/20/95)           -7.86%     -9.54%    -0.58%    +1.47%    +2.90%     +3.65%
 Class C (inception 6/26/00)           -4.07%     -5.86%    +0.64%    +1.81%      N/A      +3.35%

AT MARCH 31, 2008                                                                           SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/18/86)           -1.06%     -1.04%    +2.64%    +3.21%    +3.99%     +5.55%
 Class B (inception 3/20/95)           -1.63%     -1.79%    +1.87%    +2.39%    +3.18%     +3.85%
 Class C (inception 6/26/00)           -1.62%     -1.78%    +1.87%    +2.39%      N/A      +3.68%

WITH SALES CHARGE
 Class A (inception 8/18/86)           -5.70%     -5.77%    +0.98%    +2.22%    +3.45%     +5.30%
 Class B (inception 3/20/95)           -6.43%     -6.51%    +0.64%    +2.05%    +3.18%     +3.85%
 Class C (inception 6/26/00)           -2.58%     -2.73%    +1.87%    +2.39%      N/A      +3.68%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.
* Not annualized.

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                 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  9

PERFORMANCE SUMMARY

                                  RIVERSOURCE
                           MINNESOTA TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                  For the six-month period ended Feb. 29, 2008

                                  (BAR CHART)

RiverSource Minnesota Tax-Exempt Fund Class A
  (excluding sales charges)                            -1.57%

Lehman Brothers Municipal Bond Index (1)
  (unmanaged)                                          +0.24%

Lehman Brothers Municipal Bond Index (2)
  (unmanaged)                                          -0.60%

Lipper Minnesota Municipal Debt Funds Index (3)        -1.04%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.
The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.
The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.
It is not possible to invest directly in an index.

(1) The Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Minnesota investment-grade fixed-rate municipal bonds with maturities of three years or more.
(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper Minnesota Municipal Debt Funds Index includes the 10 largest municipal debt funds in Minnesota tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.06%                        1.00%
Class B                                           1.81%                        1.75%
Class C                                           1.82%                        1.75%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.20% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.
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 10 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

RiverSource Minnesota Tax-Exempt Fund
AVERAGE ANNUAL TOTAL RETURNS

AT FEB. 29, 2008
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/18/86)           -1.57%     -2.71%    +1.46%    +2.37%    +3.67%     +5.53%
 Class B (inception 3/20/95)           -2.13%     -3.44%    +0.70%    +1.60%    +2.89%     +3.68%
 Class C (inception 6/26/00)           -2.13%     -3.45%    +0.70%    +1.60%      N/A      +3.37%

WITH SALES CHARGE
 Class A (inception 8/18/86)           -6.31%     -7.26%    -0.14%    +1.39%    +3.14%     +5.28%
 Class B (inception 3/20/95)           -6.94%     -8.12%    -0.54%    +1.25%    +2.89%     +3.68%
 Class C (inception 6/26/00)           -3.09%     -4.38%    +0.70%    +1.60%      N/A      +3.37%

AT MARCH 31, 2008                                                                           SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/18/86)           +0.09%     +0.64%    +2.75%    +3.05%    +3.97%     +5.66%
 Class B (inception 3/20/95)           -0.29%     -0.12%    +1.97%    +2.28%    +3.19%     +3.90%
 Class C (inception 6/26/00)           -0.30%     -0.12%    +1.97%    +2.28%      N/A      +3.74%

WITH SALES CHARGE
 Class A (inception 8/18/86)           -4.68%     -4.09%    +1.11%    +2.07%    +3.44%     +5.41%
 Class B (inception 3/20/95)           -5.20%     -4.96%    +0.72%    +1.93%    +3.19%     +3.90%
 Class C (inception 6/26/00)           -1.28%     -1.09%    +1.97%    +2.28%      N/A      +3.74%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.
* Not annualized.

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                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  11

PERFORMANCE SUMMARY

                                  RIVERSOURCE
                            NEW YORK TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                  For the six-month period ended Feb. 29, 2008

                                  (BAR CHART)

RiverSource New York Tax-Exempt Fund Class A
  (excluding sales charges)                            -2.36%

Lehman Brothers New York 4 Plus Year Municipal
  Bond Index(1) (unmanaged)                            -0.98%

Lehman Brothers Municipal Bond Index(2)
  (unmanaged)                                          -0.60%

Lipper New York Municipal Debt Funds Index(3)          -2.01%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.
The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.
The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.
It is not possible to invest directly in an index.

(1) The Lehman Brothers New York 4 Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of New York investment-grade fixed-rate municipal bonds with maturities of four years or more.
(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper New York Municipal Debt Funds Index includes the 30 largest municipal debt funds in New York tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.18%                        1.00%
Class B                                           1.93%                        1.75%
Class C                                           1.93%                        1.75%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.21% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.
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 12 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

RiverSource New York Tax-Exempt Fund
AVERAGE ANNUAL TOTAL RETURNS

AT FEB. 29, 2008
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/18/86)           -2.36%     -3.37%    +1.32%    +2.19%    +3.59%     +5.30%
 Class B (inception 3/20/95)           -2.72%     -4.10%    +0.56%    +1.42%    +2.82%     +3.53%
 Class C (inception 6/26/00)           -2.53%     -4.10%    +0.56%    +1.42%      N/A      +3.36%

WITH SALES CHARGE
 Class A (inception 8/18/86)           -7.07%     -7.91%    -0.33%    +1.22%    +3.07%     +5.05%
 Class B (inception 3/20/95)           -7.50%     -8.74%    -0.67%    +1.08%    +2.82%     +3.53%
 Class C (inception 6/26/00)           -3.48%     -5.03%    +0.56%    +1.42%      N/A      +3.36%

AT MARCH 31, 2008                                                                           SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/18/86)           -0.43%     +0.33%    +2.66%    +2.96%    +3.93%     +5.44%
 Class B (inception 3/20/95)           -0.81%     -0.43%    +1.89%    +2.18%    +3.14%     +3.76%
 Class C (inception 6/26/00)           -0.80%     -0.43%    +1.89%    +2.18%      N/A      +3.75%

WITH SALES CHARGE
 Class A (inception 8/18/86)           -5.19%     -4.42%    +1.04%    +1.97%    +3.39%     +5.19%
 Class B (inception 3/20/95)           -5.67%     -5.24%    +0.65%    +1.84%    +3.14%     +3.76%
 Class C (inception 6/26/00)           -1.78%     -1.39%    +1.89%    +2.18%      N/A      +3.75%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

* Not annualized.

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                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  13

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Catherine Stienstra, portfolio manager of the RiverSource State Tax-Exempt Funds, discusses the Funds' positioning and results for the six months ended Feb. 29, 2008.

Q: How did the RiverSource State Tax-Exempt Funds perform for the first half of the fiscal year?

A: All Fund returns are for Class A shares, excluding sales charge. All returns are for the six months ended Feb. 29, 2008. All Lipper categories represent the respective Fund's peer group.

   - RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND declined 2.78%. The Fund underperformed the Lehman Brothers California 2 Plus Year Municipal Bond Index, which decreased 1.54%. The Fund outperformed the Lipper California Municipal Debt Funds Index, which dropped 3.09% for the same period.

   - RIVERSOURCE MINNESOTA TAX-EXEMPT FUND declined 1.57%. The Fund underperformed the Lehman Brothers Minnesota 3 Plus Year Municipal Bond Index, which rose 0.24%, as well as the Lipper Minnesota Municipal Debt Funds Index, which declined 1.04%, for the same period.

   - RIVERSOURCE NEW YORK TAX-EXEMPT FUND declined 2.36%. The Fund underperformed the Lehman Brother New York 4 Plus Year Municipal Bond Index, which decreased 0.98%, as well as the Lipper New York Municipal Debt Funds Index, which dropped 2.01% for the same period.

   A broad barometer applicable to each of the Funds, the Lehman Brothers Municipal Bond Index, declined 0.60% for the same six-month period.

Q: What factors most significantly affected performance during the semiannual period?

A: The tax-exempt fixed income market significantly underperformed the taxable fixed income market for the semiannual period, as fallout from the subprime mortgage market and fears regarding liquidity spilled over into the municipal market. February 2008 was the worst performing month in the history of the municipal bond market.

   The fallout manifested itself in several ways during the period. Investors grew increasingly risk averse overall and an ongoing flight-to-quality toward U.S. Treasuries resulted, driving Treasury yields materially lower. In fact, at the end of February, the ratio of municipal bond yields to Treasury yields

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 14 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   across the yield curve, or spectrum of maturities, had reached record high levels. Municipal bond insurers' exposure to certain plagued securities also became a factor during the period. Since late June 2007, when the well-publicized collapse of certain Bear Stearns hedge funds occurred, fixed income investors in general became singularly focused on those financial institutions with exposure to residential mortgage-backed securities (RMBS), subprime mortgages and collateralized debt obligations (CDOs). By October, investors had grown increasingly concerned that the monoline insurers, which currently insure approximately 50% of the municipal bond market, might be challenged to maintain their AAA-ratings. While several of the monoline insurers have retained their AAA status to date, some were placed on "negative watch" by the rating agencies during the period, while others were downgraded by one or more of the rating agencies.

   Short-term tax-exempt yields rose as the Federal Reserve Board (the Fed) sought to strengthen liquidity and calm market fears by cutting the targeted federal funds rate five times during the period by a total of 2.25%. Longer-dated municipal bond yields rose even more for two major reasons. First, liquidity evaporated. Leveraged municipal participants, such as hedge funds, were forced to sell longer positions into an already distressed market to meet margin calls. The auction rate securities market, which had typically supported supply/demand imbalances within the municipal bond market, failed to do so during these months, as Wall Street firms simply stepped away from municipal bonds based on their own balance sheet pressures. Second, concerns heightened regarding new issue supply building in March 2008 and beyond following a notable decline in new issue municipal supply year-over-year ending February 2008. All told, the slope of the tax-exempt bond yield curve steepened significantly over the semiannual period.

   AS LONG-TERM MUNICIPAL BOND YIELDS ROSE MORE THAN SHORT-TERM MUNICIPAL BOND YIELDS DURING THE SEMIANNUAL PERIOD, EACH OF THE RIVERSOURCE STATE TAX-EXEMPT FUNDS BENEFITED FROM HAVING ONLY A MODEST ALLOCATION TO BONDS WITH 30-YEAR MATURITIES.


   As long-term municipal bond yields rose more than short-term municipal bond yields during the semiannual period, each of the RiverSource State Tax-Exempt

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                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  15

QUESTIONS & ANSWERS

   Funds benefited from having only a modest allocation to bonds with 30-year maturities. With yields at the long-term end of the yield curve rising most, the prices of these bonds fell the most. On the other hand, the Funds were hurt by their modest position in bonds with 5-year maturities, as bonds at this portion of the yield curve performed best during the period.

   Another positive contributing factor to each of the three Funds' performance during this period was modest exposure to Commonwealth of Puerto Rico municipal bonds. Spreads, or the difference in yields between these securities and Treasuries, widened during the period, with particular focus on continued budgetary troubles there.

   In RiverSource California Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund, significant allocations to non-enhanced municipal tobacco bonds helped results relative to their respective Lehman benchmark index. RiverSource New York Tax-Exempt Fund was further helped by having only a moderate exposure to New York City general obligation debt. RiverSource Minnesota Tax-Exempt Fund's results were boosted by having only a modest position in pollution control revenue and industrial development bonds.

   Conversely, duration positioning detracted from the results of each of the three RiverSource State Tax-Exempt Funds. The Funds maintained a longer duration than their respective Lehman benchmark index for most of the semiannual period, which hurt as rates rose during these months. We began to shorten the Funds' duration at the end of January, which helped, but it was not enough to offset the impact of the comparatively longer duration stance maintained to that point. Duration is a measure of a fund's sensitivity to changes in interest rates.

   Sizable positions in BBB-rated hospital municipal bonds further detracted from the results of each of the three Funds, as this sector remained under pressure for most of the period. Indeed, a significant allocation to BBB-rated bonds across a variety of sectors and only a modest exposure to AAA-rated bonds detracted from the Funds' results, as BBB-rated credits materially underperformed higher quality tax-exempt bonds for the semiannual period. Similarly, having exposure to bonds subject to the Alternative Minimum Tax (AMT) across a variety of sectors, including transportation, housing and private activity, hurt each of the three Fund's results.

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 16 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   Positioning in non-rated special district land development bonds, commonly known as "dirt deals," further detracted from RiverSource California Tax-Exempt Fund's results, as these bonds were impacted by the especially severe housing market slowdown in that state. A sizable allocation to prepaid natural gas municipal bonds, which is an AA-rated sector, also hurt this Fund's performance. These bonds, which carry the backing of major investment firms, were impacted more during the period by concern regarding these institutions and their exposure to subprime mortgages than by worries about the underlying fundamentals of the credits themselves.

Q: What changes did you make to the Funds during the period?

A: As mentioned above, we reduced each of the Fund's duration from late January through February. At the end of the period, RiverSource California Tax-Exempt Fund had a duration slightly shorter than the Lehman Brothers California 2 Plus Year Municipal Bond Index. RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund had durations nearly neutral to their respective Lehman benchmark index at the end of the period. We carried out this strategy in each of the Funds primarily by selling bonds with maturities at the longer end of the tax-exempt yield curve and redeploying the proceeds into 7-day auction rate securities, which were opportunistically offering especially attractive interest rates.

   We reduced exposure to state general obligation bonds in RiverSource California Tax-Exempt Fund given our view that spreads on these bonds would widen further over the near term as the state's economy as a whole, and its real estate market in particular, remain under pressure. When opportunities arose, we also sold both special district land development bonds and pre-paid natural gas municipal bonds out of RiverSource California Tax-Exempt Fund. In RiverSource Minnesota Tax-Exempt Fund, we modestly reduced exposure to hospital and other health-care related municipal bonds. We reduced exposure in RiverSource New York Tax-Exempt Fund to New York City general obligation bonds due primarily to the ongoing concerns Wall Street faces.

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                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  17

QUESTIONS & ANSWERS

   GIVEN THIS VIEW, WE INTEND TO MAINTAIN THE FUNDS' FOCUS ON HIGHER QUALITY MUNICIPAL BONDS WITH MATURITIES UP TO 20 YEARS, SEEKING BUYING
   OPPORTUNITIES IN WHAT WAS, WE BELIEVE, PROBABLY OVERDONE WEAKNESS IN THE TAX-EXEMPT BOND MARKET DURING THE SEMIANNUAL PERIOD.


Q: What is the Funds' tactical view and strategy for the months ahead?

A: At the end of February, we viewed the near-term prospects for the tax-exempt bond market as attractive, potentially poised to perform well going forward given its underperformance of Treasuries over the last several months.

   Given this view, we intend to maintain the Funds' focus on higher quality municipal bonds with maturities up to 20 years, seeking buying opportunities in what was, we believe, probably overdone weakness in the tax-exempt bond market during the semiannual period. We expect further steepening of the tax-exempt yield curve over the near term, due to likely further Fed easing impacting the shorter end of the yield curve and heightened pressures on the longer end of the yield curve from the unwinding of tender option bond programs* and from new issue supply anticipated to come to market beginning in March. This pent-up supply had been temporarily sidelined both by headlines about the monoline insurers and the dysfunction of the auction rate securities market. After March, we may look to lengthen the Funds' duration.

   We intend to reduce the Funds' position in BBB-rated hospital credits, as Medicaid may face budget cuts in a slowing economy. We further intend to continue to have only modest exposure in the Funds to the high yield sector of the tax-exempt bond market, as we believe high yield municipal bond spreads will continue to widen over the months ahead. Rather, we expect to emphasize investment-grade essential service revenue bonds, such as public power and water and sewer issues. We feel these sectors may enable the Funds to potentially pick up incremental yield without taking on significant risk, as they tend to be less economically sensitive.

   We expect to see some consolidation among the municipal bond insurers over the coming months. It remains our ongoing policy to focus on the underlying credit quality of all municipal securities held in the Funds, including those

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 18 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   wrapped with any bond insurance, with an emphasis on fundamentals and little reliance on the insurers themselves as we make investment decisions.

   Each Fund's emphasis continues to be on generating a high level of income generally exempt from federal income tax, as well as from the respective state and local taxes.

* Tender option bond programs are programs in which investors effectively earn the fixed rates on long term bonds whose purchase is financed by paying something close to the Bond Market Association Municipal Swap Index rate. This leveraged trade, where investors borrow at low short rates to earn significantly higher returns further out on the yield curve, is referred to as a "carry trade."

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investment, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

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                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  19

FUND EXPENSE EXAMPLES

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Feb. 29, 2008.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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 20 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RiverSource California Tax-Exempt Fund

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             SEPT. 1, 2007   FEB. 29, 2008   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                    $1,000         $  972.20         $3.87            .79%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.93         $3.97            .79%
 Class B
   Actual(b)                    $1,000         $  968.70         $7.54           1.54%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,017.21         $7.72           1.54%
 Class C
   Actual(b)                    $1,000         $  968.80         $7.54           1.54%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,017.21         $7.72           1.54%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Feb. 29, 2008: -2.78% for Class A, -3.13% for Class B and -3.12% for Class C.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  21

RiverSource Minnesota Tax-Exempt Fund

                              BEGINNING        ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       ANNUALIZED
                            SEPT. 1, 2007   FEB. 29, 2008   THE PERIOD(A)   EXPENSE RATIO(B)
 Class A
   Actual(c)                   $1,000         $  984.30       $   4.83            .98%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.99       $   4.92            .98%
 Class B
   Actual(c)                   $1,000         $  978.70       $   8.51           1.73%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.26       $   8.67           1.73%
 Class C
   Actual(c)                   $1,000         $  978.70       $   8.51           1.73%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.26       $   8.67           1.73%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.
(c) Based on the actual return for the six months ended Feb. 29, 2008: -1.57% for Class A, -2.13% for Class B and -2.13% for Class C.

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 22 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RiverSource New York Tax-Exempt Fund

                              BEGINNING        ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       ANNUALIZED
                            SEPT. 1, 2007   FEB. 29, 2008   THE PERIOD(A)   EXPENSE RATIO(B)
 Class A
   Actual(c)                   $1,000         $  976.40         $4.86             .99%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.94         $4.97             .99%
 Class B
   Actual(c)                   $1,000         $  972.80         $8.53            1.74%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.21         $8.72            1.74%
 Class C
   Actual(c)                   $1,000         $  974.70         $8.54            1.74%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.21         $8.72            1.74%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.
(c) Based on the actual return for the six months ended Feb. 29, 2008: -2.36% for Class A, -2.72% for Class B and -2.53% for Class C.

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                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS
RiverSource California Tax-Exempt Fund

FEB. 29, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

MUNICIPAL BONDS (92.8%)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                  Value(a)
ADVANCED REFUNDED (0.6%)
Los Angeles Harbor Department
 Revenue Bonds
 Series 1988 Escrowed to Maturity
  10-01-18                          7.60%          $830,000               $991,941
----------------------------------------------------------------------------------

AIRPORT (2.6%)
Los Angeles Harbor Department
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
  08-01-13                          5.00          2,000,000              2,102,240
San Francisco City & County Airports Commission
 Refunding Revenue Bonds
 2nd Series 2001-27B (FGIC)
  05-01-16                          5.25          2,170,000              2,249,748
                                                                   ---------------
Total                                                                    4,351,988
----------------------------------------------------------------------------------

CERTIFICATE OF PARTICIPATION (0.9%)
County of Riverside
 Certificate of Participation
 Series 1998 (MBIA)
  12-01-21                          5.00          1,530,000              1,532,219
----------------------------------------------------------------------------------

COLLEGE (6.5%)
California Educational Facilities Authority
 Prerefunded Revenue Bonds
 University of Southern California
 Series 2003A
  10-01-33                          5.00          2,000,000              2,146,880
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
  10-01-37                          4.75          2,000,000              1,808,920

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                  Value(a)
COLLEGE (CONT.)
California Municipal Finance Authority
 Revenue Bonds
 Loma Linda University
 Series 2007
  04-01-32                          4.75%        $2,300,000             $2,007,394
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004B
 Zero Coupon
 Series 2006 (AMBAC)
  08-01-19                          4.75          1,000,000(f)             540,180
Foothill-De Anza Community College District
 Unlimited General Obligation Bonds
 Series 2007A (AMBAC)
  08-01-27                          5.00          2,500,000(g)           2,421,400
Merced Community College District
 Refunding Revenue Bonds
 School Facilities Financing Authority
 Series 2006 (MBIA)
  08-01-21                          5.00            700,000                696,185
San Mateo County Community College District
 Unlimited General Obligation Bonds
 Election of 2001
 Series 2002A (FGIC)
  09-01-18                          5.38          1,000,000              1,056,180
                                                                   ---------------
Total                                                                   10,677,139
----------------------------------------------------------------------------------

COMBINED UTILITY (2.2%)
California Pollution Control Financing Authority
 Refunding Revenue Bonds
 Pacific Gas
 Series 2004D (FGIC) A.M.T.
  12-01-23                          4.75          1,000,000                869,970

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 24 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                  Value(a)
COMBINED UTILITY (CONT.)
California Pollution Control Financing Authority
Revenue Bonds
Waste Management Incorporated Project
Series 2005C A.M.T.
  11-01-23                          5.13%        $1,500,000             $1,334,160
Roseville Natural Gas Finance Authority
 Revenue Bonds
 Series 2007
  02-15-23                          5.00            225,000                200,122
  02-15-26                          5.00          1,500,000              1,297,830
                                                                   ---------------
Total                                                                    3,702,082
----------------------------------------------------------------------------------

ELECTRIC (4.2%)
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
  07-01-32                          5.00          1,000,000(b)             912,060
Southern California Public Power Authority
 Revenue Bonds
 Project #1
 Series 2007A
  11-01-33                          5.00          3,000,000              2,630,640
Walnut Energy Center Authority
 Revenue Bonds
 Series 2004A (AMBAC)
  01-01-29                          5.00          2,500,000              2,375,650
  01-01-34                          5.00          1,000,000                949,890
                                                                   ---------------
Total                                                                    6,868,240
----------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (12.3%)
Abag Finance Authority for Nonprofit Corporations
 Refunding Revenue Bonds
 Children's Hospital & Research Center
 Series 2007A
  12-01-37                          5.00          1,000,000                868,140
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
  08-15-20                          6.13          2,500,000              2,549,075

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                  Value(a)
HEALTH CARE -- HOSPITAL (CONT.)
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
  11-15-18                          5.00%        $1,500,000             $1,499,880
  11-15-34                          5.00          1,525,000              1,400,819
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
  07-01-23                          5.25          3,500,000              3,409,840
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
  04-01-39                          5.25          3,000,000              2,731,440
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
  03-01-45                          5.25          1,000,000                910,970
Sierra View Local Healthcare District
 Revenue Bonds
 Series 2007
  07-01-37                          5.25          2,000,000              1,776,400
Tulare Local Healthcare District
 Refunding Revenue Bonds
 Series 2007
  11-01-32                          5.20          2,180,000              1,850,275
Turlock
 Certificate of Participation
 Emanuel Medical Center
 Series 2007A
  10-15-31                          5.13          3,930,000              3,340,382
                                                                   ---------------
Total                                                                   20,337,221
----------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (4.6%)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
  08-01-30                          5.75          1,825,000              1,889,112

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  25

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                  Value(a)
HOUSING -- SINGLE FAMILY (CONT.)
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006K A.M.T.
  08-01-41                          4.80%        $1,000,000               $837,690
  02-01-42                          5.50            975,000(g)           1,003,080
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2007D (FGIC) A.M.T.
  02-01-17                          4.35          1,555,000              1,508,817
  08-01-17                          4.35          2,470,000              2,391,553
Stockton
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 1990A (GNMA/FNMA/FHLMC) A.M.T.
  02-01-23                          7.50             25,000                 25,426
                                                                   ---------------
Total                                                                    7,655,678
----------------------------------------------------------------------------------

LEASE (2.7%)
Golden State Tobacco Securitization Corporation
 Enhanced Asset-backed Revenue Bonds
 Series 2005A
  06-01-45                          5.00          2,000,000              1,748,560
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
  06-01-33                          6.25          2,490,000              2,723,736
                                                                   ---------------
Total                                                                    4,472,296
----------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (7.7%)
California County Tobacco Securitization Agency
 Asset-backed Revenue Bonds
 Alameda County
 Series 2002
  06-01-29                          5.75            785,000                733,151
  06-01-42                          6.00            240,000                225,758
California County Tobacco Securitization Agency
 Revenue Bonds
 Golden Gate
 Series 2007A
  06-01-21                          4.50          3,720,000              3,372,850

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                  Value(a)
MISCELLANEOUS REVENUE (CONT.)
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
  06-01-47                          5.13%        $2,000,000             $1,604,020
  06-01-47                          5.75          2,500,000              2,225,050
Golden State Tobacco Securitization Corporation
 Prerefunded Enhanced Asset-backed Revenue Bonds
 Series 2003B (FSA)
  06-01-43                          5.00            110,000                115,987
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
  06-01-39                          6.75          1,510,000              1,716,825
  06-01-40                          6.63            750,000                848,310
Los Angeles County Public Works Financing Authority
 Refunding Revenue Bonds
 Master Project
 Series 2005A (MBIA)
  12-01-26                          5.00          2,000,000              1,897,180
                                                                   ---------------
Total                                                                   12,739,131
----------------------------------------------------------------------------------

PORT DISTRICT (0.6%)
Port of Oakland
 Revenue Bonds
 Series 2000K (FGIC) A.M.T.
  11-01-18                          5.63          1,000,000              1,009,630
----------------------------------------------------------------------------------

SALES OR USE TAX (0.3%)
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
  07-01-32                          5.25            500,000(b)             471,790
----------------------------------------------------------------------------------

SCHOOL (13.0%)
Alhambra City Elementary School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999A (FSA)
  09-01-22                          5.95          1,055,000(f)             481,586
Anaheim Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2002A (FSA)
  08-01-16                          5.38          1,550,000              1,684,478

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 26 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                  Value(a)
SCHOOL (CONT.)
Centinela Valley Union High School District
Unlimited General Obligation Bonds
Series 2002A (MBIA)
  08-01-31                          5.25%        $2,000,000             $1,931,960
Encinitas Union School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1996 (MBIA)
  08-01-15                          5.85          2,500,000(f)           1,792,075
Fontana Unified School District
 Unlimited General Obligation Bonds
 Convertible Capital Appreciation
 Series 1997D (FGIC)
  05-01-22                          5.75          2,000,000              2,070,540
Lammersville School District Community Facilities
 Special Tax Bonds
 Mountain House
 Series 2006
  09-01-35                          5.13          1,000,000                809,670
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Election of 2002
 Series 2007B (AMBAC)
  07-01-22                          5.00          1,395,000              1,399,032
Oxnard School District
 Unlimited General Obligation Refunding Bonds
 Series 2001A (MBIA)
  08-01-30                          5.75          2,575,000              2,649,057
San Juan Unified School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999 (FSA)
  08-01-21                          5.68            820,000(f)             401,062
  08-01-24                          5.70          1,810,000(f)             726,100
Santa Maria Joint Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Election of 2000
 Series 2003B (FSA)
  08-01-27                          5.00          3,000,000              3,240,509

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                  Value(a)
SCHOOL (CONT.)
Simi Valley School Financing Authority
 Refunding Revenue Bonds
 University School District
 Series 2007 (FSA)
  08-01-23                          5.00%        $1,500,000             $1,506,420
Whittier Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Election of 1999
 Series 2003D (FSA)
  08-01-28                          5.00          2,615,000              2,820,644
                                                                   ---------------
Total                                                                   21,513,133
----------------------------------------------------------------------------------

SPECIAL DISTRICT -- ASSESSMENT (0.5%)
City of Azusa
 Special Tax Bonds Escrow
 Community Facilities
 Series 2007
  09-01-27                          5.00          1,110,000                881,706
----------------------------------------------------------------------------------

SPECIAL DISTRICT -- OTHER (1.6%)
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2004J
  07-01-43                          5.13          2,500,000(b)           2,717,200
----------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (5.0%)
Anaheim Community Facilities District
 Special Tax Bonds
 Stadium Lofts
 Series 2007
  09-01-37                          5.00          1,000,000                772,090
Beaumont Financing Authority
 Prerefunded Revenue Bonds
 Series 2000A
  09-01-32                          7.38          1,955,000              2,192,044
Orange Unified School District Community Facilities
 Special Tax Bonds
 Del Rio School Facilities
 Series 2007-2
  09-01-37                          5.00          1,000,000                809,730

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  27

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                  Value(a)
SPECIAL DISTRICT -- SPECIAL TAX (CONT.)
Pittsburg Redevelopment Agency
Tax Allocation Bonds
Los Medanos Community Development Project
Zero Coupon
Series 1999 (AMBAC)
  08-01-24                          6.05%        $2,100,000(f)            $781,578
Rancho Cucamonga Redevelopment Agency
 Tax Allocation Bonds
 Housing Set Aside
 Series 2007A (MBIA)
  09-01-34                          5.00          2,200,000              2,059,090
San Francisco Bay Area Transit Financing Authority
 Prerefunded Revenue Bonds
 Series 2001 (AMBAC)
  07-01-36                          5.13          1,475,000              1,568,500
                                                                   ---------------
Total                                                                    8,183,032
----------------------------------------------------------------------------------

SPECIAL DISTRICT -- TAX ALLOCATION (0.7%)
Inglewood Redevelopment Agency
 Refunding Tax Allocation Bonds
 Merged Redevelopment Project
 Series 1998A (AMBAC)
  05-01-23                          5.25          1,100,000              1,114,971
----------------------------------------------------------------------------------

STATE (21.7%)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2004A
  07-01-24                          5.00          1,000,000(b)             909,300
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2000
  05-01-19                          5.63            250,000                267,313
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2001
  03-01-31                          5.13          2,335,000              2,472,041
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                          5.30          1,998,000              2,179,878

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                  Value(a)
STATE (CONT.)
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004 (FGIC)
  02-01-33                          5.00%        $2,500,000             $2,683,324
State of California
 Unlimited General Obligation Bonds
 Series 2002
  02-01-15                          6.00          1,000,000              1,109,840
State of California
 Unlimited General Obligation Bonds
 Series 2003
  02-01-21                          5.25          2,500,000              2,530,325
  02-01-29                          5.25          2,500,000              2,413,725
  02-01-32                          5.00          2,000,000              1,875,320
State of California
 Unlimited General Obligation Bonds
 Series 2006
  09-01-32                          5.00          1,000,000                936,970
State of California
 Unlimited General Obligation Bonds
 Series 2008B
  07-01-23                          5.00          1,000,000              1,054,580
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
  11-01-22                          5.00          2,000,000              1,973,280
  11-01-23                          5.13          2,500,000              2,471,975
  11-01-24                          5.13          2,000,000              1,959,260
  11-01-29                          5.25            500,000(g)             482,405
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
  06-01-28                          5.00          2,000,000              1,902,040
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2007
  06-01-32                          5.00          2,000,000              1,874,400

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 28 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                  Value(a)
STATE (CONT.)
State of California
Unlimited General Obligation Bonds
Veterans
Series 2000BJ A.M.T.
  12-01-12                          4.95%        $2,250,000             $2,327,288
  12-01-13                          5.05          1,435,000              1,479,083
  12-01-14                          5.15          2,535,000              2,594,370
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2001
  03-01-31                          5.13            165,000                156,154
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                          5.30              2,000                  1,946
                                                                   ---------------
Total                                                                   35,654,817
----------------------------------------------------------------------------------

WATER & SEWER (5.1%)
Anaheim Public Financing Authority
 Revenue Bonds
 Series 2007 (MBIA)
  02-01-33                          4.75          3,500,000              3,203,620
California Municipal Finance Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2004 A.M.T.
  09-01-14                          4.10          2,740,000              2,734,739
Eastern Municipal Water District
 Special Tax Bonds
 District #2004-27 Cottonwood
 Series 2006
  09-01-27                          5.00            200,000                171,238
  09-01-36                          5.00            500,000                408,780
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
  12-01-28                          5.00          2,000,000              1,883,820
                                                                   ---------------
Total                                                                    8,402,197
----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $158,824,487)                                                  $153,276,411
----------------------------------------------------------------------------------

MUNICIPAL NOTES (5.0%)
                                                  Amount
                                  Effective     payable at
ISSUE(c,d,e)                        yield        maturity                  Value(a)
Bay Area Toll Authority
Revenue Bonds
San Francisco Bay Area
V.R.D.N. Series 2003C AMBAC
  04-01-37                          8.00%        $4,000,000              $4,000,000
California Pollution Control Financing Authority
 Refunding Revenue Bonds
 Exxon Mobil Project
 V.R.D.N. Series 2000
  04-01-17                          3.55          1,175,000               1,175,000
California State Department of Water Resources
 Revenue Bonds
 V.R.D.N. Series 2002B-3
 (Bank of New York)
  05-01-22                          2.90          1,800,000               1,800,000
Irvine
 Revenue Bonds
 Assessment District No 97-16
 V.R.D.N. Series 1997
 (State Street B&T)
  09-02-22                          2.89          1,230,000               1,230,000
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $8,205,000)                                                       $8,205,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $167,029,487)(h)                                                $161,481,411
===================================================================================

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  29

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT FEB. 29, 2008

                                  NUMBER OF                                            UNREALIZED
                                  CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year           (41)          $(4,707,953)      March 2008         $(54,541)
U.S. Treasury Note, 5-year           (49)           (5,598,250)       June 2008          (79,401)
---------------------------------------------------------------------------------------------------
Total                                                                                  $(133,942)
---------------------------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS OUTSTANDING AT FEB. 29, 2008

                                                 FUND                                 NOTIONAL
                           FLOATING           PAY/RECEIVE    FIXED    EXPIRATION     PRINCIPAL     UNREALIZED     UNREALIZED
COUNTERPARTY              RATE INDEX         FLOATING RATE   RATE        DATE          AMOUNT     APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Global   5-year Municipal Market          Pay      3.11%   April 2, 2008   $2,050,000          $--       $(21,679)
Markets            Data Index as determined
                   on April 2, 2008
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Global   5-year Municipal Market          Pay      3.11    April 3, 2008    2,050,000           --        (21,679)
Markets            Data Index as determined
                   on April 3, 2008
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs      30-year Municipal Market     Receive      4.25        April 24,    1,060,000      156,361             --
Group              Data Index as determined                                   2008
                   on April 24, 2008
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley     5-year Municipal Market          Pay      2.90     May 20, 2008    2,110,000           --        (47,190)
                   Data Index as determined
                   on May 20, 2008
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley     5-year Municipal Market          Pay      2.90     May 21, 2008    2,110,000           --        (47,190)
                   Data Index as determined
                   on May 21, 2008
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley     5-year Municipal Market          Pay      2.90     May 22, 2008    2,110,000           --        (47,190)
                   Data Index as determined
                   on May 22, 2008
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers    2-year Municipal Market          Pay      3.00    June 12, 2008    2,080,000       14,115             --
Special Financing  Data Index AAA Municipal
                   Yields as determined on
                   June 12, 2008
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers    2-year Municipal Market          Pay      2.95    June 13, 2008    2,080,000       11,099             --
Special Financing  Data Index AAA Municipal
                   Yields as determined on
                   June 13, 2008
-----------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $181,575      $(184,928)
-----------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 30 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.0% of net assets at Feb. 29, 2008.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

(d)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.   -- Alternative Minimum Tax -- At Feb. 29, 2008, the value of securities subject to alternative minimum tax represented
            13.4% of net assets.
B.A.N.   -- Bond Anticipation Note
C.P.     -- Commercial Paper
R.A.N.   -- Revenue Anticipation Note
T.A.N.   -- Tax Anticipation Note
T.R.A.N. -- Tax & Revenue Anticipation Note
V.R.     -- Variable Rate
V.R.D.B. -- Variable Rate Demand Bond
V.R.D.N. -- Variable Rate Demand Note

(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) At Feb. 29, 2008, investments in securities included securities valued at $192,770 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $167,029,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $2,817,000
Unrealized depreciation                                             (8,365,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                        $(5,548,000)
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  31

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 32 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS
RiverSource Minnesota Tax-Exempt Fund

FEB. 29, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

MUNICIPAL BONDS (90.3%)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                   Value(a)
AIRPORT (3.3%)
Minneapolis-St. Paul Metropolitan Airports Commission
 Prerefunded Revenue Bonds
 Sub Series 2001C (FGIC)
  01-01-18                           5.50%       $2,000,000              $2,130,520
  01-01-32                           5.25         7,000,000               7,409,570
                                                                    ---------------
Total                                                                     9,540,090
-----------------------------------------------------------------------------------

CITY (1.1%)
City of Minneapolis
 Unlimited General Obligation Refunding Bonds
 Various Purpose
 Series 2001
  12-01-11                           5.00         3,035,000               3,244,476
-----------------------------------------------------------------------------------

COLLEGE (2.3%)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Macalester College
 6th Series 2004B
  03-01-17                           5.00         2,395,000               2,488,285
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2005G
  10-01-22                           5.00         3,000,000               2,900,341
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 6th Series 2006I
  04-01-13                           5.00         1,115,000               1,165,052
                                                                    ---------------
Total                                                                     6,553,678
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                   Value(a)

COUNTY (4.8%)
Anoka County Housing & Redevelopment Authority
 Unlimited General Obligation Bonds
 Housing Development
 Series 2004 (AMBAC)
  02-01-34                           5.00%       $1,355,000              $1,281,600
County of Ramsey
 Unlimited General Obligation Bonds
 Capital Improvement Plan
 Series 2007A
  02-01-20                           5.00         1,000,000               1,036,390
  02-01-21                           5.00         1,035,000               1,062,262
  02-01-22                           5.00         1,080,000               1,096,999
  02-01-23                           5.00         1,125,000               1,135,058
  02-01-24                           5.00         1,170,000               1,174,317
  02-01-25                           5.00         1,215,000               1,215,851
County of Ramsey
 Unlimited General Obligation Refunding Bonds
 Capital Improvement Plan
 Series 2002B
  02-01-14                           5.25         3,840,000(g)            4,041,061
Hennepin County
 Unlimited General Obligation Bonds
 Series 2003
  12-01-23                           4.75         2,000,000               1,950,040
                                                                    ---------------
Total                                                                    13,993,578
-----------------------------------------------------------------------------------

ELECTRIC (15.9%)
City of Chaska
 Refunding Revenue Bonds
 Generating Facilities
 Series 2005A
  10-01-20                           5.25         1,165,000               1,170,149
  10-01-30                           5.00         3,800,000               3,450,818

                                             See accompanying Notes to Portfolio
of Investments.
--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  33

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                   Value(a)
ELECTRIC (CONT.)
Minnesota State Municipal Power Agency
Revenue Bonds
Series 2004A
  10-01-29                           5.13%       $3,500,000              $3,373,685
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2005
  10-01-30                           5.00         2,000,000               1,888,740
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2007
  10-01-32                           4.75         3,000,000               2,668,920
Northern Municipal Power Agency
 Refunding Revenue Bonds
 Series 1998B (AMBAC)
  01-01-20                           4.75         5,000,000               4,932,900
Northern Municipal Power Agency
 Revenue Bonds
 Series 2007A (AMBAC)
  01-01-26                           5.00         2,500,000               2,334,625
Puerto Rico Electric Power Authority
 Prerefunded Revenue Bonds
 Series 2003NN (MBIA)
  07-01-32                           5.00         2,820,000(b)            3,025,663
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (MBIA)
  01-01-19                           6.67        17,000,000(f)            9,724,849
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2002A (AMBAC)
  01-01-17                           5.25         6,000,000(g)            6,451,680
Western Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2003A (MBIA)
  01-01-26                           5.00         7,250,000(g)            6,984,288
                                                                    ---------------
Total                                                                    46,006,317
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                   Value(a)

HEALTH CARE -- HOSPITAL (16.8%)
Chippewa County
 Revenue Bonds
 Montevideo Hospital Project
 Series 2007
  03-01-20                           5.38%       $1,940,000              $1,789,650
  03-01-21                           5.38         1,045,000                 957,439
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
  05-01-30                           5.00         2,000,000               1,841,380
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corporation
 Series 2007
  05-01-20                           5.00         1,000,000                 972,390
  05-01-21                           5.00         1,500,000               1,445,220
  05-01-73                           5.25         4,265,000               3,902,987
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2002B (MBIA)
  05-15-14                           5.50         2,050,000               2,161,069
  05-15-15                           5.50         2,160,000               2,264,263
  05-15-16                           5.50         2,200,000               2,291,564
  05-15-17                           5.50         1,295,000               1,339,846
County of Meeker
 Revenue Bonds
 Memorial Hospital Project
 Series 2007
  11-01-27                           5.75         1,000,000                 925,640
  11-01-37                           5.75         2,250,000               2,003,513
Minnesota Agricultural & Economic Development Board
 Prerefunded Revenue Bonds
 Health Care System
 Series 2000A
  11-15-22                           6.38         4,845,000               5,312,832
  11-15-29                           6.38         2,910,000               3,190,990
Minnesota Agricultural & Economic Development Board
 Revenue Bonds
 Health Care Benedictine
 Series 1999A (MBIA)
  02-15-16                           4.75         1,000,000               1,003,760

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 34 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                   Value(a)
HEALTH CARE -- HOSPITAL (CONT.)
Minnesota Agricultural & Economic Development Board
Unrefunded Revenue Bonds
Health Care System
Series 2000A
  11-15-22                           6.38%         $155,000                $160,110
  11-15-29                           6.38            90,000                  92,390
Northfield
 Revenue Bonds
 Series 2006
  11-01-31                           5.38         1,500,000               1,321,980
Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
  09-01-25                           5.10         3,300,000               3,024,318
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 Series 2007A (MBIA)
  11-15-22                           5.00         3,000,000               2,839,080
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Healtheast Project
 Series 2005
  11-15-25                           6.00         1,250,000               1,206,300
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
  05-15-23                           5.25         1,000,000                 932,380
  05-15-26                           5.25         1,000,000                 912,330
  05-15-36                           5.25         3,500,000               3,021,795
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
  12-01-34                           5.00         2,500,000               2,198,900

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                   Value(a)
HEALTH CARE -- HOSPITAL (CONT.)
Winona
 Refunding Revenue Bonds
 Winona Health Obligation Group
 Series 2007
  07-01-31                           5.15%       $2,000,000              $1,769,520
                                                                    ---------------
Total                                                                    48,881,646
-----------------------------------------------------------------------------------

HEALTH CARE -- LIFE CARE CENTER (0.6%)
City of Stillwater
 Revenue Bonds
 Health System Obligation Group
 Series 2005
  06-01-25                           5.00         1,750,000               1,625,505
-----------------------------------------------------------------------------------

HEALTH CARE -- NURSING HOME (3.7%)
Annandale Economic Development Authority
 Revenue Bonds
 Annandale Care Center Project
 Series 2007A
  11-01-37                           5.90         3,385,000               3,068,164
City of North Oaks
 Revenue Bonds
 Presbyterian Homes
 Series 2007
  10-01-27                           6.00         1,250,000               1,179,900
  10-01-33                           6.00         1,500,000               1,385,940
City of Stillwater
 Revenue Bonds
 Health System Obligation Group
 Series 2005
  06-01-19                           5.00         2,505,000               2,449,990
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Lyngblomsten Care Center Housing Project
 Series 1993
  11-01-17                           7.13         1,335,000               1,264,005
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Rental -- Lyngblomsten Housing Project
 Series 1993
  11-01-24                           7.00         1,595,000               1,482,441
                                                                    ---------------
Total                                                                    10,830,440
-----------------------------------------------------------------------------------

                                             See accompanying Notes to Portfolio
of Investments.
--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  35

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                   Value(a)

HEALTH CARE -- OTHER (1.3%)
Minneapolis & St. Paul
 Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2003
  12-01-12                           5.25%       $1,000,000              $1,032,580
  12-01-15                           5.13         1,500,000               1,506,930
  12-01-16                           5.25         1,250,000               1,252,975
                                                                    ---------------
Total                                                                     3,792,485
-----------------------------------------------------------------------------------

HOUSING -- MULTI-FAMILY (3.1%)
Austin Housing & Redevelopment Authority
 Revenue Bonds
 Courtyard Residence Project
 Series 2000A
  01-01-32                           7.25         2,000,000               2,032,620
City of Rochester
 Refunding Revenue Bonds
 Madonna Towers Incorporated Project
 Series 2007A
  11-01-28                           5.88         1,000,000                 924,780
Dakota County Community Development Agency
 Refunding Revenue Bonds
 Commons on Marice Project
 Series 2007A
  11-01-22                           5.00         1,115,000                 956,358
Duluth Housing & Redevelopment Authority
 Revenue Bonds
 Benedictine Health Center Project
 Series 2007
  11-01-33                           5.88           750,000                 684,210
Plymouth Housing & Redevelopment Authority
 Unlimited General Obligation Bonds
 Governmental Housing Project
 Series 2005
  02-01-35                           5.00         2,135,000               1,997,207
Steele County
 Revenue Bonds
 Elderly Housing Project
 Series 2000
  06-01-30                           6.88         2,205,000               2,370,662
                                                                    ---------------
Total                                                                     8,965,837
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                   Value(a)

HOUSING -- SINGLE FAMILY (8.3%)
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-backed City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
  04-01-27                           5.45%       $2,207,853              $2,276,230
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Single Family Housing
 Series 2005A-4 (GNMA/FNMA/FHLMC) A.M.T.
  12-01-37                           4.70            91,737                  79,790
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006B A.M.T.
  07-01-26                           4.75         1,905,000               1,720,729
  07-01-31                           4.85         2,570,000               2,256,717
  07-01-37                           4.90         5,000,000               4,347,900
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006I A.M.T.
  07-01-26                           5.05         3,520,000               3,299,578
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006M A.M.T.
  01-01-37                           5.75         2,930,000               3,032,931
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2007D A.M.T.
  01-01-38                           5.50         4,000,000               4,092,720
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2007I A.M.T.
  07-01-22                           4.65         2,330,000               2,146,023
Minnesota Housing Finance Agency
 Revenue Bonds
 Single Family Mortgage
 Series 1996J A.M.T.
  07-01-21                           5.60            55,000                  55,010

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 36 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                   Value(a)
HOUSING -- SINGLE FAMILY (CONT.)
Minnesota Housing Finance Agency
Revenue Bonds
Single Family Mortgage
Series 1997K A.M.T.
  01-01-26                           5.75%         $800,000                $797,280
                                                                    ---------------
Total                                                                    24,104,908
-----------------------------------------------------------------------------------

LEASE (3.5%)
St. Paul Port Authority
 Revenue Bonds
 Office Building at Cedar Street
 Series 2003
  12-01-23                           5.00         5,000,000               5,007,050
  12-01-27                           5.13         5,350,000               5,223,580
                                                                    ---------------
Total                                                                    10,230,630
-----------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (3.4%)
City of Minneapolis
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 2007-2A A.M.T.
  06-01-22                           5.13         1,035,000                 975,425
  06-01-28                           5.00         1,500,000               1,318,950
Minneapolis Community Development Agency
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 1996-1
  06-01-11                           6.00           980,000                 985,792
Minneapolis Community Development Agency
 Prerefunded Limited Tax Revenue Bonds
 Common Bond Fund
 Series 2001-2A A.M.T.
  06-01-19                           5.88         1,000,000               1,063,130
St. Cloud Housing & Redevelopment Authority
 Revenue Bonds
 State University Foundation Project
 Series 2002
  05-01-18                           5.13         3,000,000               3,080,400

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                   Value(a)
MISCELLANEOUS REVENUE (CONT.)
St. Paul Port Authority
 Tax Allocation
 River Bend Project Lot 1
 Series 2007-5
  02-01-32                           6.38%       $2,685,000              $2,446,545
                                                                    ---------------
Total                                                                     9,870,242
-----------------------------------------------------------------------------------

SALES OR USE TAX (1.0%)
Hennepin County
 Revenue Bonds
 Sales Tax
 Series 2007
  12-15-33                           4.75         3,000,000               2,793,120
-----------------------------------------------------------------------------------

SCHOOL (15.2%)
Anoka-Hennepin Independent School District #11
 Unlimited General Obligation Bonds
 Series 2001A
 (School District Credit Enhancement Program)
  02-01-13                           5.00         4,175,000               4,355,318
  02-01-15                           5.00         1,990,000               2,075,948
  02-01-16                           5.00         2,000,000               2,086,380
Bloomington Independent School District #271
 Unlimited General Obligation Bonds
 Series 2001A (FSA)
 (School District Credit Enhancement Program)
  02-01-24                           5.13         4,000,000               4,231,680
City of Maple Grove
 Revenue Bonds
 North Memorial Health Care
 Series 2005
  09-01-35                           5.00         2,750,000               2,435,648
Edina Independent School District #273
 Unlimited General Obligation Bonds
 Series 2004
  02-01-23                           4.50         3,000,000               2,807,460
  02-01-24                           4.50         3,400,000               3,154,724
Elk River Independent School District #728
 Unlimited General Obligation Bonds
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
  02-01-16                           5.00         3,000,000               3,183,660

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  37

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                   Value(a)
SCHOOL (CONT.)
Farmington Independent School District #192
Unlimited General Obligation Bonds
School Building
Series 2005B (FSA)
(School District Credit Enhancement Program)
  02-01-21                           5.00%       $3,615,000              $3,659,139
Lake Superior Independent School District #381
 Prerefunded Unlimited General Obligation Bonds
 Building
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
  04-01-13                           5.00            65,000                  69,774
Lake Superior Independent School District #381
 Unrefunded Unlimited General Obligation Bonds
 Building
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
  04-01-13                           5.00         1,730,000               1,859,975
Marshall Independent School District #413
 Unlimited General Obligation Bonds
 Series 2003A (FSA)
 (School District Credit Enhancement Program)
  02-01-19                           4.13         1,560,000               1,502,732
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 School Building
 Series 2000A
 (School District Credit Enhancement Program)
  02-01-14                           5.75         1,100,000               1,166,165
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
  02-01-15                           5.25         3,585,000               3,805,800
St. Paul Housing & Redevelopment Authority
 Prerefunded Revenue Bonds
 Community of Peace Academy Project
 Series 2001A
  12-01-30                           7.88         2,390,000               2,728,687

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                   Value(a)
SCHOOL (CONT.)
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
  10-01-24                           5.00%       $2,000,000              $1,927,820
White Bear Lake Independent School District #624
 Unlimited General Obligation Refunding Bonds
 Series 2002B (FGIC)
 (School District Credit Enhancement Program)
  02-01-13                           5.00         1,405,000               1,486,167
  02-01-14                           5.00         1,480,000               1,547,236
                                                                    ---------------
Total                                                                    44,084,313
-----------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (0.1%)
Lakeville
 Revenue Bonds
 Series 2007
  02-01-22                           5.00           175,000                 159,248
  02-01-27                           5.00           225,000                 204,235
                                                                    ---------------
Total                                                                       363,483
-----------------------------------------------------------------------------------

SPECIAL PURPOSE CERTIFICATES -- GENERAL OBLIGATIONS (0.1%)
Minneapolis Community Development Agency
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 1997-7A
  06-01-12                           5.50           230,000                 230,899
-----------------------------------------------------------------------------------

STATE (2.6%)
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation Public
 Improvement Bonds
 Series 2006A
  07-01-27                           5.25           860,000(b)              940,642
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2001 (FSA)
  07-01-16                           5.50         1,500,000(b)            1,639,215
Commonwealth of Puerto Rico
 Unrefunded Unlimited General Obligation Public
 Improvement Bonds
 Series 2006A
  07-01-27                           5.25         1,140,000(b)            1,055,104

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 38 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                   Value(a)
STATE (CONT.)
State of Minnesota
Unlimited General Obligation Bonds
Series 2002
  11-01-15                           5.25%       $3,575,000              $3,839,944
                                                                    ---------------
Total                                                                     7,474,905
-----------------------------------------------------------------------------------

TOLL ROAD (0.6%)
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                           6.25         1,650,000(b)            1,815,132
-----------------------------------------------------------------------------------

WATER & SEWER (2.6%)
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2002B
  03-01-13                           5.25         2,500,000               2,713,975
  03-01-14                           5.25         2,500,000               2,726,625
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2005C
  03-01-25                           5.00         2,000,000               1,988,680
                                                                    ---------------
Total                                                                     7,429,280
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $268,410,376)                                                   $261,830,964
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST
(9.2%)(h)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                   Value(a)
COLLEGE (3.2%)
University of Minnesota
 Revenue Bonds
 Series 2002
  07-01-21                           5.50%       $8,500,000              $9,157,805
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN
TRUST (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           Coupon       Principal
ISSUE(c,d)                          rate          amount                   Value(a)

HOUSING -- SINGLE FAMILY (1.0%)
Minnesota Housing Finance Agency
 Revenue Bonds
 Series 2002 A.M.T.
  07-01-33                           5.65%       $2,950,000              $2,872,941
-----------------------------------------------------------------------------------

SCHOOL (5.0%)
Elk River Independent School District #728
 Unlimited General Obligation Bonds
 Series 2002 (FSA)
 (School District Credit Enhancement Program)
  02-01-18                           5.25         3,600,000               3,860,604
  02-01-19                           5.25         3,450,000               3,699,746
  02-01-20                           5.25         2,850,000               3,056,312
  02-01-21                           5.25         3,865,000               4,144,062
                                                                    ---------------
Total                                                                    14,760,724
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $25,963,362)                                                     $26,791,470
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (4.3%)
                                                  Amount
                                  Effective     payable at
ISSUE(c,d,e)                        yield        maturity                  Value(a)
Minneapolis & St. Paul
Housing & Redevelopment Authority
Revenue Bonds
Allina Health System
V.R.D.N. Series 2007B-1
(Bank of New York) MBIA
  11-15-34                           4.75%      $10,000,000             $10,000,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M1 (Harris)
  10-01-32                           3.75         2,300,000               2,300,000

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  39

MUNICIPAL NOTES (CONTINUED)
                                                  Amount
                                  Effective     payable at
ISSUE(c,d,e)                        yield        maturity                  Value(a)
St. Paul Port Authority
Revenue Bonds
Amherst H Wilder Foundation
V.R.D.N. Series 2006-3 (Bank of New York)
  04-01-36                           3.75%         $200,000                $200,000
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $12,500,000)                                                     $12,500,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $306,873,738)(i)                                                $301,122,434
-----------------------------------------------------------------------------------

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT FEB. 29, 2008

                                  NUMBER OF                                            UNREALIZED
                                  CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year           (71)          $(8,152,797)      March 2008         $(94,448)
U.S. Treasury Note, 5-year           (85)           (9,711,250)       June 2008         (137,845)
---------------------------------------------------------------------------------------------------
Total                                                                                  $(232,293)
---------------------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 40 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

INTEREST RATE SWAP CONTRACTS OUTSTANDING AT FEB. 29, 2008

                                                 FUND                                NOTIONAL
                           FLOATING           PAY/RECEIVE   FIXED    EXPIRATION     PRINCIPAL     UNREALIZED     UNREALIZED
COUNTERPARTY              RATE INDEX         FLOATING RATE  RATE        DATE          AMOUNT     APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
Citigroup Global   5-year Municipal Market        Pay       3.11%   April 2, 2008   $3,750,000          $--       $(39,656)
Markets            Data Index as determined
                   on April 2, 2008
----------------------------------------------------------------------------------------------------------------------------
Citigroup Global   5-year Municipal Market        Pay       3.11    April 3, 2008    3,750,000           --        (39,656)
Markets            Data Index as determined
                   on April 3, 2008
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs      30-year Municipal Market     Receive     4.25        April 24,    1,910,000      281,744             --
Group              Data Index as determined                                  2008
                   on April 24, 2008
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley     5-year Municipal Market        Pay       2.90     May 20, 2008    3,720,000           --        (83,198)
                   Data Index as determined
                   on May 20, 2008
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley     5-year Municipal Market        Pay       2.90     May 21, 2008    3,720,000           --        (83,198)
                   Data Index as determined
                   on May 21, 2008
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley     5-year Municipal Market        Pay       2.90     May 22, 2008    3,720,000           --        (83,198)
                   Data Index as determined
                   on May 22, 2008
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers    2-year Municipal Market        Pay       3.00    June 12, 2008    3,770,000       25,583             --
Special Financing  Data Index AAA Municipal
                   Yields as determined on
                   June 12, 2008
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers    2-year Municipal Market        Pay       2.95    June 13, 2008    3,770,000       20,117             --
Special Financing  Data Index AAA Municipal
                   Yields as determined on
                   June 13, 2008
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                              $327,444      $(328,906)
----------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.9% of net assets at Feb. 29, 2008.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  41

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FNMA   --   Federal National Mortgage Association
FHLMC  --   Federal Home Loan Mortgage Corporation
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance

(d)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax -- At Feb. 29, 2008, the value of
               securities subject to alternative minimum tax represented
               9.7% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note

(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) At Feb. 29, 2008, investments in securities included securities valued at $378,759 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(i) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $290,099,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $  5,757,000
Unrealized depreciation                                            (11,509,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                       $ (5,752,000)
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 42 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS
RiverSource New York Tax-Exempt Fund

FEB. 29, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

MUNICIPAL BONDS (94.2%)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
ADVANCED REFUNDED (2.7%)
Metropolitan Transportation Authority
 Prerefunded Revenue Bonds
 Series 1998A (FGIC)
  04-01-28                           4.75%       $1,000,000              $1,065,140
New York State Dormitory Authority
 Prerefunded Revenue Bonds
 Series 1990B
  05-15-11                           7.50           415,000                 446,146
                                                                    ---------------
Total                                                                     1,511,286
-----------------------------------------------------------------------------------

CITY (11.3%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2002E
  08-01-16                           5.75           100,000                 109,734
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38         1,725,000               1,879,766
City of New York
 Unlimited General Obligation Bonds
 Series 2002C (XLCA)
  03-15-12                           5.00           500,000                 528,200
City of New York
 Unlimited General Obligation Bonds
 Series 2004D
  11-01-34                           5.00         1,000,000                 942,790
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2002E
  08-01-16                           5.75         1,000,000               1,082,970
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38           275,000                 275,058

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
CITY (CONT.)
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
  06-01-18                           5.50%       $1,425,000              $1,500,212
                                                                    ---------------
Total                                                                     6,318,730
-----------------------------------------------------------------------------------

COLLEGE (9.6%)
Dutchess County Industrial Development Agency
 Refunding Revenue Bonds
 Bard College Civic Facilities
 Series 2007-A1
  08-01-22                           5.00           500,000                 493,410
New York State Dormitory Authority
 Revenue Bonds
 Brooklyn Law School
 Series 2003B (XLCA)
  07-01-30                           5.13         1,000,000                 933,170
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
  07-01-29                           5.00           250,000                 247,718
New York State Dormitory Authority
 Revenue Bonds
 Cornell University
 Series 2006A
  07-01-26                           5.00         1,000,000                 990,460
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006D
  03-15-31                           5.00           500,000                 484,690

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  43

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
COLLEGE (CONT.)
New York State Dormitory Authority
Revenue Bonds
Pratt Institute
Series 1999
(Radian Group Financial Guaranty)
  07-01-20                           6.00%       $1,500,000              $1,526,040
Seneca County Industrial Development Agency
 Revenue Bonds
 New York Chiropractic College
 Series 2007
  10-01-27                           5.00           750,000                 681,330
                                                                    ---------------
Total                                                                     5,356,818
-----------------------------------------------------------------------------------

COUNTY (2.5%)
County of Monroe
 Unlimited General Obligation Refunding & Public
 Improvement Bonds
 Series 1996 (MBIA)
  03-01-15                           6.00         1,250,000(f)            1,421,625
-----------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (8.4%)
Albany Industrial Development Agency
 Revenue Bonds
 St. Peters Hospital Project
 Series 2008A
  11-15-27                           5.25         1,000,000                 918,210
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvement
 Series 2005E (FGIC)
  02-15-22                           5.00           750,000                 749,235
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2007B
  07-01-24                           5.25           750,000                 695,183
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2003-1 (MBIA)
  07-01-21                           5.00         1,000,000               1,003,180

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
HEALTH CARE -- HOSPITAL (CONT.)
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2006-1
  07-01-35                           5.00%         $500,000                $473,605
Ulster County Industrial Development Agency
 Revenue Bonds
 Series 2007A
  09-15-42                           6.00         1,000,000                 869,210
                                                                    ---------------
Total                                                                     4,708,623
-----------------------------------------------------------------------------------

HEALTH CARE -- LIFE CARE CENTER (0.5%)
Suffolk County Industrial Development Agency
 Prerefunded Revenue Bonds
 1st Mortgage Jeffersons Ferry
 Series 1999A
  11-01-28                           7.25           250,000                 272,768
-----------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (1.9%)
New York Mortgage Agency
 Revenue Bonds
 Series 2007-140 A.M.T.
  10-01-21                           4.60           500,000                 462,630
New York Mortgage Agency
 Revenue Bonds
 Series 2007-143 A.M.T.
  10-01-27                           4.85           675,000                 604,118
                                                                    ---------------
Total                                                                     1,066,748
-----------------------------------------------------------------------------------

LEASE (14.1%)
Hudson Yards Infrastructure Corporation
 Revenue Bonds
 Series 2006A
  02-15-47                           5.00           500,000                 449,605
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
  01-01-24                           5.50           500,000                 488,090
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 Series 1993A
  07-01-13                           5.75         3,000,000               3,217,499

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 44 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
LEASE (CONT.)
New York State Dormitory Authority
Revenue Bonds
New York University Hospital Center
Series 2006A
  07-01-20                           5.00%         $500,000                $467,985
New York State Dormitory Authority
 Unrefunded Revenue Bonds
 Series 1990B
  05-15-11                           7.50           845,000                 923,078
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2005 (FSA)
  01-01-17                           5.00         1,000,000               1,052,470
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
  08-01-27                           5.75           750,000(e)              779,918
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
  06-01-16                           5.50           500,000                 513,165
                                                                    ---------------
Total                                                                     7,891,810
-----------------------------------------------------------------------------------

MISCELLANEOUS (4.0%)
Nassau County Tobacco Settlement Corporation
 Asset-backed Revenue Bonds
 Series 2006A-3
  06-01-35                           5.00           500,000                 441,780
New York City Trust for Cultural Resources
 Revenue Bonds
 Museum of American Folk Art
 Series 2000 (ACA)
  07-01-22                           6.00         1,000,000                 931,670
New York State Dormitory Authority
 Revenue Bonds
 Mt. Sinai School of Medicine University
 Series 2007 (MBIA)
  07-01-37                           4.50         1,000,000                 866,860
                                                                    ---------------
Total                                                                     2,240,310
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)

MISCELLANEOUS REVENUE (11.5%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2006A
  11-15-22                           5.00%         $750,000                $731,865
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
  01-01-23                           5.00           500,000                 475,800
  01-01-24                           5.00           500,000                 471,735
New York Counties Tobacco Trust II
 Revenue Bonds
 Tobacco Settlement Pass Thru Bonds
 Series 2001
  06-01-35                           5.63           500,000                 488,040
New York State Thruway Authority
 Revenue Bonds
 Second Generation Resolution
 Series 2003B (FSA)
  04-01-21                           4.75           835,000                 834,967
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (FGIC) A.M.T.
  12-01-12                           5.00         1,000,000               1,042,109
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
  12-01-16                           5.25           500,000(d)              492,385
  12-01-23                           5.00           250,000(d)              214,445
TSASC Incorporated
 Revenue Bonds
 Series 2006-1
  06-01-42                           5.13         1,000,000                 887,940
Westchester Tobacco Asset Securitization
 Revenue Bonds
 Series 2005
  06-01-26                           5.00           875,000                 803,845
                                                                    ---------------
Total                                                                     6,443,131
-----------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  45

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)

PORT DISTRICT (4.9%)
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 143rd
 Series 2006 (FSA) A.M.T.
  10-01-21                           5.00%       $1,000,000                $976,170
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 146th
 Series 2006 (FSA) A.M.T.
  12-01-23                           4.50         1,500,000               1,322,910
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 147th
 Series 2007 (FGIC) A.M.T.
  10-15-26                           5.00           500,000                 462,820
                                                                    ---------------
Total                                                                     2,761,900
-----------------------------------------------------------------------------------

SALES OR USE TAX (5.0%)
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2004C
  02-01-33                           5.00         1,000,000                 965,430
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
  07-01-30                           5.25           500,000(e)              473,545
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
  07-01-32                           5.25         1,000,000(e)              943,580
TSASC Incorporated
 Revenue Bonds
 Series 2006-1
  06-01-34                           5.00           500,000                 442,680
                                                                    ---------------
Total                                                                     2,825,235
-----------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (4.8%)
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2003D
  02-01-23                           5.00           500,000                 500,630
  02-01-31                           5.00         1,000,000                 969,450

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
SPECIAL DISTRICT -- SPECIAL TAX (CONT.)
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2005F
  03-15-23                           5.00%         $250,000                $250,730
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
  12-15-31                           5.00           750,000                 726,615
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
  03-15-37                           5.00           250,000                 240,013
                                                                    ---------------
Total                                                                     2,687,438
-----------------------------------------------------------------------------------

STATE (0.8%)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement
 Bonds
 Series 2004A
  07-01-24                           5.00           500,000(e)              454,650
-----------------------------------------------------------------------------------

TOLL ROAD (4.5%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
  11-15-12                           5.00           560,000                 593,986
  11-15-35                           5.00           500,000                 472,755
New York State Thruway Authority
 Revenue Bonds
 Series 2007H (FGIC)
  01-01-23                           5.00           500,000                 500,350
Triborough Bridge & Tunnel Authority
 Refunding Revenue Bonds
 Series 2002B
  11-15-29                           5.13         1,000,000                 981,300
                                                                    ---------------
Total                                                                     2,548,391
-----------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 46 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)

WATER & SEWER (7.7%)
Erie County Water Authority
 4th Resolution Revenue Bonds
 Series 2007 (MBIA)
  12-01-34                           4.75%         $500,000                $456,215
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2002A
  06-15-29                           5.00         1,000,000                 968,100
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2004A
  06-15-39                           5.00         1,000,000                 950,380
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002B
  06-15-31                           5.00         1,000,000                 969,160
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002K
  06-15-28                           5.00         1,000,000                 993,620
                                                                    ---------------
Total                                                                     4,337,475
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $54,631,012)                                                     $52,846,938
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST
(8.5%)(g)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)
CITY (4.7%)
City of New York
 Unlimited General Obligation Bonds
 Series 2000 (FGIC)
  05-15-16                           5.88%       $2,494,000              $2,673,405
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST
(CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(B,C)                          RATE          AMOUNT                   VALUE(A)

HOUSING -- SINGLE FAMILY (2.0%)
New York Mortgage Agency
 Revenue Bonds
 Series 2002 A.M.T.
  04-01-32                           5.40%       $1,200,000              $1,129,164
-----------------------------------------------------------------------------------

INDUSTRIAL-POLLUTION -- PCR (1.8%)
New York State Energy Research & Development Authority
 Revenue Bonds
 Series 2000 (MBIA)
  01-01-21                           5.50           990,000                 991,158
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $4,703,129)                                                       $4,793,727
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (1.2%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,H)                        YIELD        MATURITY                  VALUE(A)
New York State
Energy Research & Development Authority
Revenue Bonds
Brooklyn Union Gas
V.R.D.N. Series 2000-379 MBIA
  01-01-21                           6.98%         $660,000                $660,000
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $660,000)                                                           $660,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $59,994,141)(i)                                                  $58,300,665
===================================================================================

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  47

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT FEB. 29, 2008

                                  NUMBER OF                                            UNREALIZED
                                  CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year           (14)           (1,607,594)      March 2008          (18,624)
U.S. Treasury Note, 5-year           (18)           (2,056,500)       June 2008          (29,577)
---------------------------------------------------------------------------------------------------
Total                                                                                   $(48,201)
---------------------------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS OUTSTANDING AT FEB. 29, 2008

                                               FUND                                NOTIONAL
                          FLOATING          PAY/RECEIVE    FIXED    EXPIRATION     PRINCIPAL    UNREALIZED     UNREALIZED
COUNTERPARTY             RATE INDEX        FLOATING RATE   RATE        DATE         AMOUNT     APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------
Citigroup Global   5-year Municipal               Pay      3.11%   April 2, 2008   $750,000          $--         $(7,931)
Markets            Market Data Index as
                   determined on April 2,
                   2008
--------------------------------------------------------------------------------------------------------------------------
Citigroup Global   5-year Municipal               Pay      3.11    April 3, 2008    750,000           --          (7,931)
Markets            Market Data Index as
                   determined on April 3,
                   2008
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs      30-year Municipal          Receive      4.25        April 24,    370,000       54,579              --
Group              Market Data Index as                                     2008
                   determined on April
                   24, 2008
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley     5-year Municipal               Pay      2.90     May 20, 2008    730,000           --         (16,327)
                   Market Data Index as
                   determined on May 20,
                   2008
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley     5-year Municipal               Pay      2.90     May 21, 2008    730,000           --         (16,327)
                   Market Data Index as
                   determined on May 21,
                   2008
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley     5-year Municipal               Pay      2.90     May 22, 2008    730,000           --         (16,327)
                   Market Data Index as
                   determined on May 22,
                   2008
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers    2-year Municipal               Pay      3.00    June 12, 2008    730,000        4,954              --
Special Financing  Market Data Index AAA
                   Municipal Yields as
                   determined on June 12,
                   2008
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers    2-year Municipal               Pay      2.95    June 13, 2008    730,000        3,895              --
Special Financing  Market Data Index AAA
                   Municipal Yields as
                   determined on June 13,
                   2008
--------------------------------------------------------------------------------------------------------------------------
Total                                                                                            $63,428        $(64,843)
--------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 48 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

A.M.T. -- Alternative Minimum Tax -- At Feb. 29, 2008, the value of securities subject to alternative minimum tax represented
          11.6% of net assets.
B.A.N. -- Bond Anticipation Note
C.P.   -- Commercial Paper
R.A.N. -- Revenue Anticipation Note
T.A.N. -- Tax Anticipation Note
T.R.A.N. -- Tax & Revenue Anticipation Note
V.R.   -- Variable Rate
V.R.D.B. -- Variable Rate Demand Bond
V.R.D.N. -- Variable Rate Demand Note

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 29, 2008, the value of these securities amounted to $706,830 or 1.3% of net assets.

(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 4.7% of net assets at Feb. 29, 2008.

(f) At Feb. 29, 2008, investments in securities included securities valued at $51,179 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(h) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(i) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $56,870,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $1,075,000
Unrealized depreciation                                             (2,768,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                        $(1,693,000)
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  49

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 50 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
FEB. 29, 2008 (UNAUDITED)

                                                RIVERSOURCE    RIVERSOURCE    RIVERSOURCE
                                                 CALIFORNIA     MINNESOTA      NEW YORK
                                                 TAX-EXEMPT     TAX-EXEMPT    TAX-EXEMPT
                                                    FUND           FUND          FUND
ASSETS
Investments in securities, at value
   (identified cost $167,029,487, $306,873,738
   and $59,994,141)                             $161,481,411   $301,122,434   $58,300,665
Cash                                               1,403,340         47,460       359,043
Capital shares receivable                          1,066,439         47,087         1,246
Accrued interest receivable                        1,931,481      3,446,916       734,855
Receivable for investment securities sold              7,095      2,910,190         4,306
Unrealized appreciation on swap contracts            181,575        327,444        63,428
-----------------------------------------------------------------------------------------
Total assets                                     166,071,341    307,901,531    59,463,543
-----------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                     44,597         66,097        12,584
Capital shares payable                               500,577        399,539        94,950
Payable for investment securities purchased            7,015         12,026         4,283
Variation margin payable                              94,125        164,188        33,500
Unrealized depreciation on swap contracts            184,928        328,906        64,843
Short-term floating rate notes outstanding                --     16,775,000     3,124,000
Accrued investment management services fee             1,859          3,250           635
Accrued distribution fee                              35,324         62,932        12,262
Accrued transfer agency fee                              180            444            70
Accrued administrative services fee                      317            560           108
Other accrued expenses                                51,870         88,184        30,051
-----------------------------------------------------------------------------------------
Total liabilities                                    920,792     17,901,126     3,377,286
-----------------------------------------------------------------------------------------
Net assets applicable to outstanding shares     $165,150,549   $290,000,405   $56,086,257
=========================================================================================

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  51

FEB. 29, 2008 (UNAUDITED)

                                                RIVERSOURCE    RIVERSOURCE    RIVERSOURCE
                                                 CALIFORNIA     MINNESOTA      NEW YORK
                                                 TAX-EXEMPT     TAX-EXEMPT    TAX-EXEMPT
                                                    FUND           FUND          FUND
REPRESENTED BY
Shares of beneficial interest -- $.01 par
   value                                        $    346,622   $    584,293   $   119,084
Additional paid-in capital                       171,616,746    298,602,198    57,860,730
Undistributed net investment income                   42,250        251,593        14,772
Accumulated net realized gain (loss)              (1,169,698)    (3,452,620)     (165,237)
Unrealized appreciation (depreciation) on
   investments                                    (5,685,371)    (5,985,059)   (1,743,092)
-----------------------------------------------------------------------------------------
Total -- representing net assets applicable to
   outstanding shares                           $165,150,549   $290,000,405   $56,086,257
=========================================================================================

Net assets applicable to
   outstanding shares:              Class A         $157,945,853   $265,695,199   $51,511,947
                                    Class B         $  5,648,284   $ 17,244,708   $ 3,920,111
                                    Class C         $  1,556,412   $  7,060,498   $   654,199
Outstanding shares of beneficial
   interest:                        Class A shares    33,149,564     53,533,371    10,937,192
                                    Class B shares     1,186,373      3,473,534       832,309
                                    Class C shares       326,310      1,422,389       138,915
Net asset value per share:          Class A(1)      $       4.76   $       4.96   $      4.71
                                    Class B         $       4.76   $       4.96   $      4.71
                                    Class C         $       4.77   $       4.96   $      4.71
---------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource California Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund is $5.00, $5.21 and $4.94, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%. The accompanying Notes to Financial Statements are an integral part of this statement.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 52 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED FEB. 29, 2008 (UNAUDITED)

                                               RIVERSOURCE    RIVERSOURCE     RIVERSOURCE
                                               CALIFORNIA      MINNESOTA       NEW YORK
                                               TAX-EXEMPT      TAX-EXEMPT     TAX-EXEMPT
                                                  FUND            FUND           FUND
INVESTMENT INCOME
Income:
Interest                                       $ 4,056,773    $  7,680,926    $ 1,524,083
-----------------------------------------------------------------------------------------
Expenses:
Investment management services fee                 351,394         628,557        125,599
Distribution fee
   Class A                                         204,821         355,533         70,246
   Class B                                          29,500          93,721         21,544
   Class C                                           8,274          35,888          3,812
Transfer agency fee
   Class A                                          32,125          75,467         17,025
   Class B                                           1,261           5,356          1,404
   Class C                                             352           1,998            247
Administrative services fees                        59,994         108,622         21,444
Interest and fee expense                                --         291,589         60,113
Compensation of board members                        1,661           2,989            587
Custodian fees                                      17,130          13,468          6,916
Printing and postage                                21,900          63,700          8,830
Registration fees                                   21,320          17,995         20,710
Professional fees                                   12,835          13,890         11,699
Other                                                3,114           3,960            834
-----------------------------------------------------------------------------------------
Total expenses                                     765,681       1,712,733        371,010
   Expenses waived/reimbursed by the
      Investment Manager and its affiliates        (61,570)       (100,506)       (50,357)
-----------------------------------------------------------------------------------------
                                                   704,111       1,612,227        320,653
   Earnings and bank fee credits on cash
      balances                                      (5,443)        (14,282)        (3,827)
-----------------------------------------------------------------------------------------
Total net expenses                                 698,668       1,597,945        316,826
-----------------------------------------------------------------------------------------
Investment income (loss) -- net                  3,358,105       6,082,981      1,207,257
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                          (563,867)       (261,164)        25,569
   Swap transactions                               389,834         685,426        150,915
   Futures contracts                              (657,392)     (1,173,280)      (238,691)
-----------------------------------------------------------------------------------------
Net realized gain (loss) on investments           (831,425)       (749,018)       (62,207)
Net change in unrealized appreciation
   (depreciation) on investments                (7,247,693)     (9,736,558)    (2,348,884)
-----------------------------------------------------------------------------------------
Net gain (loss) on investments                  (8,079,118)    (10,485,576)    (2,411,091)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                   $(4,721,013)   $ (4,402,595)   $(1,203,834)
=========================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  53

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   RIVERSOURCE
                                                            CALIFORNIA TAX-EXEMPT FUND
                                                         SIX MONTHS ENDED    YEAR ENDED
                                                          FEB. 29, 2008     AUG. 31, 2007
                                                           (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                            $  3,358,105     $  6,724,239
Net realized gain (loss) on investments                        (831,425)       1,177,737
Net change in unrealized appreciation (depreciation) on
   investments                                               (7,247,693)      (5,475,259)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                (4,721,013)       2,426,717
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                (3,229,859)      (6,398,570)
      Class B                                                   (94,869)        (256,028)
      Class C                                                   (26,608)         (64,777)
   Net realized gain
      Class A                                                (1,181,240)         (20,710)
      Class B                                                   (42,325)          (1,083)
      Class C                                                   (10,896)            (266)
-----------------------------------------------------------------------------------------
Total distributions                                          (4,585,797)      (6,741,434)
-----------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                            32,879,859       22,983,104
   Class B shares                                               443,870          623,385
   Class C shares                                               220,991          273,162
Reinvestment of distributions at net asset value
   Class A shares                                             3,315,356        4,522,917
   Class B shares                                               128,108          216,468
   Class C shares                                                34,908           61,001
Payments for redemptions
   Class A shares                                           (33,539,880)     (29,519,324)
   Class B shares                                              (713,855)      (3,319,777)
   Class C shares                                              (506,590)        (569,804)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                               2,262,767       (4,728,868)
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                      (7,044,043)      (9,043,585)
Net assets at beginning of period                           172,194,592      181,238,177
-----------------------------------------------------------------------------------------
Net assets at end of period                                $165,150,549     $172,194,592
=========================================================================================
Undistributed net investment income                        $     42,250     $     35,481
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 54 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

                                                                   RIVERSOURCE
                                                            MINNESOTA TAX-EXEMPT FUND
                                                         SIX MONTHS ENDED    YEAR ENDED
                                                          FEB. 29, 2008     AUG. 31, 2007
                                                           (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                            $  6,082,981     $ 12,119,582
Net realized gain (loss) on investments                        (749,018)        (255,908)
Net change in unrealized appreciation (depreciation) on
   investments                                               (9,736,558)      (7,598,634)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                (4,402,595)       4,265,040
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                (5,655,243)     (11,270,181)
      Class B                                                  (302,226)        (791,703)
      Class C                                                  (115,488)        (230,272)
-----------------------------------------------------------------------------------------
Total distributions                                          (6,072,957)     (12,292,156)
-----------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                            16,435,204       32,528,076
   Class B shares                                               349,259        1,039,072
   Class C shares                                               840,969          995,410
Reinvestment of distributions at net asset value
   Class A shares                                             4,777,333        9,097,879
   Class B shares                                               272,630          680,057
   Class C shares                                               105,481          202,223
Payments for redemptions
   Class A shares                                           (33,733,968)     (55,109,296)
   Class B shares                                            (2,419,441)     (10,945,982)
   Class C shares                                              (655,241)      (2,138,810)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                             (14,027,774)     (23,651,371)
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     (24,503,326)     (31,678,487)
Net assets at beginning of period                           314,503,731      346,182,218
-----------------------------------------------------------------------------------------
Net assets at end of period                                $290,000,405     $314,503,731
=========================================================================================
Undistributed net investment income                        $    251,593     $    241,569
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  55

                                                                   RIVERSOURCE
                                                            NEW YORK TAX-EXEMPT FUND
                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         FEB. 29, 2008      AUG. 31, 2007
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $ 1,207,257       $  2,546,399
Net realized gain (loss) on investments                       (62,207)           167,905
Net change in unrealized appreciation (depreciation)
   on investments                                          (2,348,884)        (1,748,799)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              (1,203,834)           965,505
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                              (1,123,741)        (2,330,813)
      Class B                                                 (70,009)          (181,832)
      Class C                                                 (12,381)           (28,915)
   Net realized gain
      Class A                                                 (98,846)           (70,294)
      Class B                                                  (7,550)            (7,231)
      Class C                                                  (1,363)            (1,128)
-----------------------------------------------------------------------------------------
Total distributions                                        (1,313,890)        (2,620,213)
-----------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                           1,425,503          6,507,070
   Class B shares                                              60,747            371,363
   Class C shares                                              38,512            107,676
Reinvestment of distributions at net asset value
   Class A shares                                           1,036,767          1,953,853
   Class B shares                                              69,188            154,068
   Class C shares                                              13,184             28,046
Payments for redemptions
   Class A shares                                          (6,981,138)       (11,708,520)
   Class B shares                                            (588,453)        (2,667,241)
   Class C shares                                            (161,178)          (471,813)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                            (5,086,868)        (5,725,498)
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (7,604,592)        (7,380,206)
Net assets at beginning of period                          63,690,849         71,071,055
-----------------------------------------------------------------------------------------
Net assets at end of period                               $56,086,257       $ 63,690,849
=========================================================================================
Undistributed net investment income                       $    14,772       $     13,646
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 56 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Feb. 29, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource California Tax-Exempt Trust and RiverSource Special Tax-Exempt Series Trust are organized as Massachusetts business trusts. RiverSource California Tax-Exempt Trust includes only RiverSource California Tax-Exempt Fund. RiverSource Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds, including RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund (together with RiverSource California Tax-Exempt Fund, herein after referred to as the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g. distribution fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  57

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. The procedures adopted by the Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Funds to secure certain over-the-counter options trades. Cash collateral held by the Funds for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid. During the six months ended Feb. 29, 2008, the Funds had no outstanding options contracts.

--------------------------------------------------------------------------------

 58 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

INTEREST RATE SWAP TRANSACTIONS

The Funds may enter into interest rate swap agreements to produce incremental earnings or to gain exposure to or protect themselves from market changes. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting; whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the "effective date"). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate. The Funds may employ interest rate swaps to synthetically add or subtract principal exposure to the municipal market.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Funds will realize a gain or loss upon the payment or receipt of accrued interest. The Funds will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into an interest rate swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swap to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions entered.

INVERSE FLOATER PROGRAM TRANSACTIONS

Each Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT 59 and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by each Fund (inverse floating rate securities) include the right of each Fund (1) to cause the holders of the short-term floating rate notes to tender their notes at par, and
(2) to transfer the municipal bonds from the trusts to each Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts remain in each Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the "Statements of Assets and Liabilities." The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The bonds are held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trust at Feb. 29, 2008, are presented in the "Portfolio of Investments." The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At Feb. 29, 2008, the market value of municipal bonds held in trust and short-term floating rate notes outstanding were as follows:

                                  MARKET VALUE    SHORT-TERM      WEIGHTED AVERAGE
                                  OF MUNICIPAL   FLOATING RATE    OF INTEREST RATES
                                   BONDS HELD        NOTES         FOR SHORT-TERM
FUND                                IN TRUST      OUTSTANDING    FLOATING RATE NOTES
------------------------------------------------------------------------------------
RiverSource Minnesota             $26,791,470     $16,775,000           11.83%
Tax-Exempt Fund
RiverSource New York Tax-Exempt     4,793,727       3,124,000            9.14%
Fund

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

--------------------------------------------------------------------------------

 60 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

The Funds have adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Funds have concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Sept. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  61

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets that declines from 0.41% to 0.25% annually as each Fund's assets increase. For the six months ended Feb. 29, 2008, the management fee for each of the Fund's was 0.41% of each Fund's average daily net assets.

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Investment Manager, a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines from 0.07% to 0.04% annually as each Fund's assets increase. For the six months ended Feb. 29, 2008, the fee for each of the Fund's was 0.07% of each Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the six months ended Feb. 29, 2008, other expenses paid to this company are as follows:

FUND                                                            AMOUNT
----------------------------------------------------------------------
RiverSource California Tax-Exempt Fund                           $476
RiverSource Minnesota Tax-Exempt Fund                             911
RiverSource New York Tax-Exempt Fund                              158

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of Operations.

--------------------------------------------------------------------------------

 62 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

Each Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Funds. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing the Funds' shares for the six months ended Feb. 29, 2008 are as follows:

FUND                                              CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund           $ 31,886    $3,672      $ 60
RiverSource Minnesota Tax-Exempt Fund             153,870     8,690       388
RiverSource New York Tax-Exempt Fund               11,349     1,951        62

For the six months ended Feb. 29, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that the Fund's net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) are as follows:

FUND                                              CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund            0.79%       1.54%      1.54%
RiverSource Minnesota Tax-Exempt Fund              0.79       1.54       1.54
RiverSource New York Tax-Exempt Fund               0.79       1.54       1.54

Of these waived/reimbursed fees and expenses, the transfer agency fees (noted by share class) and management fees (noted by Fund level) for the six months ended Feb. 29, 2008 are as follows:

FUND                                                             AMOUNT
-----------------------------------------------------------------------
RiverSource California Tax-Exempt Fund
   Class A                                                      $16,146
   Class B                                                          727
   Class C                                                          202
The management fees waived at the Fund level were $44,495.
RiverSource Minnesota Tax-Exempt Fund
   Class A                                                       33,539
   Class B                                                        2,724
   Class C                                                          988
The management fees waived at the Fund level were $63,255.
RiverSource New York Tax-Exempt Fund
   Class A                                                        5,937
   Class B                                                          584
   Class C                                                          102
The management fees waived at the Fund level were $43,734.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  63

In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2008, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs), will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C of the average daily net assets for each Fund, unless sooner terminated at the discretion of the Board.

During the six months ended Feb. 29, 2008, the Funds' custodian and transfer agency fees were reduced as a result of earnings and bank fee credits from overnight cash balances as follows:

FUND                                                             AMOUNT
-----------------------------------------------------------------------
RiverSource California Tax-Exempt Fund                          $ 5,443
RiverSource Minnesota Tax-Exempt Fund                            14,282
RiverSource New York Tax-Exempt Fund                              3,827

3. SECURITIES TRANSACTIONS

For the six months ended Feb. 29, 2008, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                               PURCHASES      PROCEEDS
----------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund            $29,720,343    $36,912,762
RiverSource Minnesota Tax-Exempt Fund              26,928,348     48,946,189
RiverSource New York Tax-Exempt Fund                5,238,688     10,153,112

Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                     RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

                                               SIX MONTHS ENDED FEB. 29, 2008
                                             ISSUED FOR
                                             REINVESTED                            NET
                                 SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                        6,519,991       660,796       (6,659,806)         520,981
Class B                           89,313        25,554         (141,222)         (26,355)
Class C                           43,522         6,954          (99,707)         (49,231)
----------------------------------------------------------------------------------------------

                                                  YEAR ENDED AUG. 31, 2007
                                             ISSUED FOR
                                             REINVESTED                            NET
                                 SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                        4,499,436       878,175       (5,728,727)        (351,116)
Class B                          120,531        42,022         (649,678)        (487,125)
Class C                           53,247        11,825         (110,765)         (45,693)
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 64 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

                     RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

                                               SIX MONTHS ENDED FEB. 29, 2008
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       3,153,782        919,752       (6,484,541)       (2,411,007)
Class B                          67,000         52,468         (465,000)         (345,532)
Class C                         161,098         20,305         (125,728)           55,675
----------------------------------------------------------------------------------------------

                                                  YEAR ENDED AUG. 31, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       6,206,727      1,733,826      (10,512,347)       (2,571,794)
Class B                         198,662        129,453       (2,098,131)       (1,770,016)
Class C                         189,325         38,520         (406,721)         (178,876)
----------------------------------------------------------------------------------------------

                      RIVERSOURCE NEW YORK TAX-EXEMPT FUND

                                               SIX MONTHS ENDED FEB. 29, 2008
                                            ISSUED FOR
                                            REINVESTED                            NET
                                 SOLD      DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------
Class A                         286,095       209,207       (1,404,869)        (909,567)
Class B                          12,250        13,961         (118,201)         (91,990)
Class C                           7,783         2,660          (32,410)         (21,967)
---------------------------------------------------------------------------------------------

                                                  YEAR ENDED AUG. 31, 2007
                                             ISSUED FOR
                                             REINVESTED                            NET
                                 SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                        1,294,149       388,622       (2,330,222)        (647,451)
Class B                           73,375        30,621         (532,071)        (428,075)
Class C                           21,359         5,574          (93,550)         (66,617)
----------------------------------------------------------------------------------------------

5. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT 65 is charged to each Fund based on its borrowings at a rate equal to the federal funds effective rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, each fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. None of the Funds had borrowings during the six months ended Feb. 29, 2008.

6. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, capital loss carry-overs at Aug. 31, 2007 are as follows:

                       FUND                              2013        2014
---------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt Fund                  $993,611    $913,006

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, RiverSource Minnesota Tax-Exempt Fund is permitted to treat net capital losses realized between November 1, 2006, and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Aug. 31, 2007, RiverSource Minnesota Tax-Exempt Fund had a post-October loss of $530,743 that is treated for income tax purposes as occurring on Sept. 1, 2007.

It is unlikely the Board will authorize distributions of any net realized capital gains for RiverSource Minnesota Tax-Exempt Fund until the respective capital loss carry-over and post-October loss have been offset or expire.

7. CONCENTRATION OF RISK

DIVERSIFICATION RISK

The fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

GEOGRAPHIC CONCENTRATION RISK

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state fund's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility.

--------------------------------------------------------------------------------

 66 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

The value of municipal securities owned by a Fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  67

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 68 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource California Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                        SIX MONTHS           YEAR         PERIOD
                                             ENDED          ENDED          ENDED
                                          FEB. 29,       AUG. 31,       AUG. 31,             YEAR ENDED JUNE 30,
                                              2008           2007        2006(B)         2006         2005         2004
                                       (UNAUDITED)
Net asset value, beginning of period         $5.03          $5.16          $5.06        $5.27        $5.11        $5.37
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .10(c)         .20(c)         .03          .19          .20          .21
Net gains (losses) (both realized and
 unrealized)                                  (.23)          (.13)           .10         (.15)         .23         (.20)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations              (.13)           .07            .13          .04          .43          .01
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.10)          (.20)          (.03)        (.19)        (.20)        (.21)
Distributions from realized gains             (.04)            --             --         (.06)        (.07)        (.06)
-----------------------------------------------------------------------------------------------------------------------
Total distributions                           (.14)          (.20)          (.03)        (.25)        (.27)        (.27)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $4.76          $5.03          $5.16        $5.06        $5.27        $5.11
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $158           $164           $170         $171         $190         $194
-----------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/ reimbursement (including
 interest and fee expense)(d),(e)              N/A           .88%            N/A          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including
 interest and fee expense)(e),(g),(h)          N/A           .80%            N/A          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/ reimbursement (excluding
 interest and fee expense)(d)                 .86%(f)        .87%           .87%(f)      .88%         .86%         .86%
-----------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding
 interest and fee expense)(g),(h)             .79%(f)        .79%           .79%(f)      .81%         .86%         .86%
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 3.96%(f)       3.89%          3.81%(f)     3.69%        3.71%        4.03%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        18%            62%             7%          20%          28%          30%
-----------------------------------------------------------------------------------------------------------------------
Total return(i)                             (2.78%)(j)      1.35%          2.63%(j)      .81%        8.53%         .25%
-----------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the six months ended Feb. 29, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  69

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                     SIX MONTHS            YEAR         PERIOD
                                        ENDED             ENDED          ENDED
                                      FEB. 29,         AUG. 31,       AUG. 31,             YEAR ENDED JUNE 30,
                                        2008               2007        2006(B)         2006         2005         2004
                                     (UNAUDITED)
Net asset value, beginning of period       $5.03          $5.16          $5.06        $5.27        $5.11        $5.37
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .08(c)         .16(c)         .03          .15          .16          .17
Net gains (losses) (both realized
 and unrealized)                            (.23)          (.13)           .10         (.15)         .23         (.20)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations            (.15)           .03            .13           --          .39         (.03)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.08)          (.16)          (.03)        (.15)        (.16)        (.17)
Distributions from realized gains           (.04)            --             --         (.06)        (.07)        (.06)
---------------------------------------------------------------------------------------------------------------------
Total distributions                         (.12)          (.16)          (.03)        (.21)        (.23)        (.23)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $4.76          $5.03          $5.16        $5.06        $5.27        $5.11
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $6             $6             $9          $11          $16          $21
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/ reimbursement (including
 interest and fee expense)(d),(e)            N/A          1.63%            N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (including interest
 and fee expense)(e),(g),(h)                 N/A          1.55%            N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/ reimbursement (excluding
 interest and fee expense)(d)              1.62%(f)       1.62%          1.62%(f)     1.63%        1.61%        1.61%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (excluding interest
 and fee expense)(g),(h)                   1.54%(f)       1.54%          1.55%(f)     1.57%        1.61%        1.61%
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               3.21%(f)       3.12%          3.01%(f)     2.92%        2.95%        3.28%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      18%            62%             7%          20%          28%          30%
---------------------------------------------------------------------------------------------------------------------
Total return(i)                           (3.13%)(j)       .59%          2.50%(j)      .05%        7.72%        (.50%)
---------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the six months ended Feb. 29, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 70 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                     SIX MONTHS            YEAR         PERIOD
                                        ENDED             ENDED          ENDED
                                      FEB. 29,         AUG. 31,       AUG. 31,             YEAR ENDED JUNE 30,
                                        2008               2007        2006(B)         2006         2005         2004
                                     (UNAUDITED)
Net asset value, beginning of period       $5.04          $5.17          $5.07        $5.28        $5.12        $5.38
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .08(c)         .16(c)         .03          .15          .16          .17
Net gains (losses) (both realized
 and unrealized)                            (.23)          (.13)           .10         (.15)         .23         (.20)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations            (.15)           .03            .13           --          .39         (.03)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.08)          (.16)          (.03)        (.15)        (.16)        (.17)
Distributions from realized gains           (.04)            --             --         (.06)        (.07)        (.06)
---------------------------------------------------------------------------------------------------------------------
Total distributions                         (.12)          (.16)          (.03)        (.21)        (.23)        (.23)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $4.77          $5.04          $5.17        $5.07        $5.28        $5.12
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $2             $2             $2           $2           $3           $4
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including
 interest and fee expense)(d),(e)            N/A          1.63%            N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (including interest
 and fee expense)(e),(g),(h)                 N/A          1.55%            N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/ reimbursement (excluding
 interest and fee expense)(d)              1.62%(f)       1.62%          1.63%(f)     1.64%        1.62%        1.62%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (excluding interest
 and fee expense)(g),(h)                   1.54%(f)       1.54%          1.55%(f)     1.58%        1.62%        1.62%
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               3.18%(f)       3.13%          3.05%(f)     2.93%        2.94%        3.27%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      18%            62%             7%          20%          28%          30%
---------------------------------------------------------------------------------------------------------------------
Total return(i)                           (3.12%)(j)       .60%          2.50%(j)      .06%        7.71%        (.50%)
---------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the six months ended Feb. 29, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  71

RiverSource Minnesota Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                     SIX MONTHS            YEAR         PERIOD
                                        ENDED             ENDED          ENDED
                                      FEB. 29,         AUG. 31,       AUG. 31,             YEAR ENDED JUNE 30,
                                        2008               2007        2006(B)         2006         2005         2004
                                     (UNAUDITED)
Net asset value, beginning of period       $5.14          $5.27          $5.17        $5.35        $5.20        $5.37
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .10(c)         .19(c)         .03          .18          .18          .19
Net gains (losses) (both realized
 and unrealized)                            (.17)          (.13)           .10         (.17)         .17         (.17)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations            (.07)           .06            .13          .01          .35          .02
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.11)          (.19)          (.03)        (.18)        (.18)        (.19)
Distributions from realized gains             --             --             --         (.01)        (.02)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                         (.11)          (.19)          (.03)        (.19)        (.20)        (.19)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $4.96          $5.14          $5.27        $5.17        $5.35        $5.20
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 millions)                                  $266           $288           $309         $303         $341         $347
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/ reimbursement (including
 interest and fee expense)(d),(e)          1.04%(f)       1.05%          1.06%(f)     1.01%         .95%         .90%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (including interest
 and fee expense)(e),(g),(h)                .98%(f)        .99%           .98%(f)      .96%         .95%         .90%
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/ reimbursement (excluding
 interest and fee expense)(d)               .85%(f)        .85%           .87%(f)      .86%         .85%         .84%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (excluding interest
 and fee expense)(g),(h)                    .79%(f)        .79%           .79%(f)      .81%         .85%         .84%
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               3.99%(f)       3.70%          3.60%(f)     3.52%        3.37%        3.60%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       9%            26%             3%          13%          15%          23%
---------------------------------------------------------------------------------------------------------------------
Total return(i)                           (1.57%)(j)      1.26%         2.56.%(j)      .29%        6.73%         .32%
---------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the six months ended Feb. 29, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 72 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                     SIX MONTHS            YEAR         PERIOD
                                        ENDED             ENDED          ENDED
                                      FEB. 29,         AUG. 31,       AUG. 31,             YEAR ENDED JUNE 30,
                                        2008               2007        2006(B)         2006         2005         2004
                                     (UNAUDITED)
Net asset value, beginning of period       $5.15          $5.27          $5.17        $5.35        $5.20        $5.37
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .08(c)         .15(c)         .03          .14          .14          .15
Net gains (losses) (both realized
 and unrealized)                            (.18)          (.11)           .10         (.17)         .17         (.17)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations            (.10)           .04            .13         (.03)         .31         (.02)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.09)          (.16)          (.03)        (.14)        (.14)        (.15)
Distributions from realized gains             --             --             --         (.01)        (.02)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                         (.09)          (.16)          (.03)        (.15)        (.16)        (.15)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $4.96          $5.15          $5.27        $5.17        $5.35        $5.20
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 millions)                                   $17            $20            $29          $34          $49          $59
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/ reimbursement (including
 interest and fee expense)(d),(e)          1.80%(f)       1.80%          1.81%(f)     1.77%        1.70%        1.65%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (including interest
 and fee expense)(e),(g),(h)               1.73%(f)       1.75%          1.74%(f)     1.72%        1.70%        1.65%
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/ reimbursement (excluding
 interest and fee expense)(d)              1.61%(f)       1.60%          1.62%(f)     1.62%        1.60%        1.59%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (excluding interest
 and fee expense)(g),(h)                   1.54%(f)       1.55%          1.55%(f)     1.57%        1.60%        1.59%
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               3.24%(f)       2.93%          2.81%(f)     2.75%        2.62%        2.85%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       9%            26%             3%          13%          15%          23%
---------------------------------------------------------------------------------------------------------------------
Total return(i)                           (2.13%)(j)       .70%          2.42%(j)     (.47%)       5.94%        (.44%)
---------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the six months ended Feb. 29, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  73

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                     SIX MONTHS            YEAR         PERIOD
                                        ENDED             ENDED          ENDED
                                      FEB. 29,         AUG. 31,       AUG. 31,             YEAR ENDED JUNE 30,
                                        2008               2007        2006(B)         2006         2005         2004
                                     (UNAUDITED)
Net asset value, beginning of period       $5.15          $5.27          $5.17        $5.35        $5.20        $5.37
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .08(c)         .15(c)         .03          .14          .14          .15
Net gains (losses) (both realized
 and unrealized)                            (.18)          (.11)           .10         (.17)         .17         (.17)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations            (.10)           .04            .13         (.03)         .31         (.02)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.09)          (.16)          (.03)        (.14)        (.14)        (.15)
Distributions from realized gains             --             --             --         (.01)        (.02)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                         (.09)          (.16)          (.03)        (.15)        (.16)        (.15)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $4.96          $5.15          $5.27        $5.17        $5.35        $5.20
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 millions)                                    $7             $7             $8           $8           $9           $9
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/ reimbursement (including
 interest and fee expense)(d),(e)          1.80%(f)       1.80%          1.82%(f)     1.77%        1.71%        1.66%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (including interest
 and fee expense)(e),(g),(h)               1.73%(f)       1.75%          1.74%(f)     1.72%(e)     1.71%        1.66%
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/ reimbursement (excluding
 interest and fee expense)(d)              1.61%(f)       1.60%          1.63%(f)     1.62%        1.61%        1.60%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (excluding interest
 and fee expense)(g),(h)                   1.54%(f)       1.55%          1.55%(f)     1.57%(e)     1.61%        1.60%
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               3.22%(f)       2.94%          2.84%(f)     2.76%        2.62%        2.84%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       9%            26%             3%          13%          15%          23%
---------------------------------------------------------------------------------------------------------------------
Total return(i)                           (2.13%)(j)       .70%          2.42%(j)     (.47%)       5.94%        (.44%)
---------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the six months ended Feb. 29, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 74 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RiverSource New York Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                     SIX MONTHS            YEAR         PERIOD
                                        ENDED             ENDED          ENDED
                                      FEB. 29,         AUG. 31,       AUG. 31,             YEAR ENDED JUNE 30,
                                        2008               2007        2006(B)         2006         2005         2004
                                     (UNAUDITED)
Net asset value, beginning of period       $4.93          $5.05          $4.95        $5.18        $5.07        $5.36
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .10(c)         .19(c)         .03          .19          .18          .18
Net gains (losses) (both realized
 and unrealized)                            (.21)          (.11)           .10         (.18)         .17         (.18)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations            (.11)           .08            .13          .01          .35           --
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.10)          (.19)          (.03)        (.19)        (.18)        (.18)
Distributions from realized gains           (.01)          (.01)            --         (.05)        (.06)        (.11)
---------------------------------------------------------------------------------------------------------------------
Total distributions                         (.11)          (.20)          (.03)        (.24)        (.24)        (.29)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $4.71          $4.93          $5.05        $4.95        $5.18        $5.07
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $52            $58            $63          $63          $73          $79
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including
 interest and fee expense)(d),(e)          1.15%(f)       1.18%          1.20%(f)     1.13%        1.02%        1.00%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including
 interest and fee
 expense)(e),(g),(h)                        .99%(f)       1.00%           .98%(f)      .98%         .98%         .95%
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding
 interest and fee expense)(d)               .95%(f)        .97%          1.01%(f)      .96%         .92%         .93%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding
 interest and fee expense)(g),(h)           .79%(f)        .79%           .79%(f)      .81%         .88%         .88%
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               4.01%(f)       3.81%          3.77%(f)     3.75%        3.47%        3.44%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       9%            28%             7%          17%          30%          36%
---------------------------------------------------------------------------------------------------------------------
Total return(i)                           (2.36%)(j)      1.53%          2.67%(j)      .20%        7.04%        (.02%)
---------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the six months ended Feb. 29, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  75

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                     SIX MONTHS            YEAR         PERIOD
                                        ENDED             ENDED          ENDED
                                      FEB. 29,         AUG. 31,       AUG. 31,             YEAR ENDED JUNE 30,
                                        2008               2007        2006(B)         2006         2005         2004
                                     (UNAUDITED)
Net asset value, beginning of period       $4.93          $5.05          $4.95        $5.18        $5.07        $5.36
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .08(c)         .15(c)         .03          .15          .14          .14
Net gains (losses) (both realized
 and unrealized)                            (.21)          (.11)           .10         (.18)         .17         (.18)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations            (.13)           .04            .13         (.03)         .31         (.04)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.08)          (.15)          (.03)        (.15)        (.14)        (.14)
Distributions from realized gains           (.01)          (.01)            --         (.05)        (.06)        (.11)
---------------------------------------------------------------------------------------------------------------------
Total distributions                         (.09)          (.16)          (.03)        (.20)        (.20)        (.25)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $4.71          $4.93          $5.05        $4.95        $5.18        $5.07
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $4             $5             $7           $8          $11          $15
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/ reimbursement (including
 interest and fee expense)(d),(e)          1.91%(f)       1.93%          1.95%(f)     1.88%        1.77%        1.76%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (including interest
 and fee expense)(e),(g),(h)               1.74%(f)       1.76%          1.74%(f)     1.75%        1.74%        1.70%
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/ reimbursement (excluding
 interest and fee expense)(d)              1.71%(f)       1.72%          1.76%(f)     1.71%        1.67%        1.69%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (excluding interest
 and fee expense)(g),(h)                   1.54%(f)       1.55%          1.55%(f)     1.58%        1.64%        1.63%
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               3.25%(f)       3.05%          2.98%(f)     2.98%        2.70%        2.69%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       9%            28%             7%          17%          30%          36%
---------------------------------------------------------------------------------------------------------------------
Total return(i)                           (2.72%)(j)       .76%          2.54%(j)     (.55%)       6.23%        (.78%)
---------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the six months ended Feb. 29, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 76 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                     SIX MONTHS            YEAR         PERIOD
                                        ENDED             ENDED          ENDED
                                      FEB. 29,         AUG. 31,       AUG. 31,             YEAR ENDED JUNE 30,
                                        2008               2007        2006(B)         2006         2005         2004
                                     (UNAUDITED)
Net asset value, beginning of period       $4.92          $5.05          $4.95        $5.18        $5.07        $5.36
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .08(c)         .15(c)         .03          .15          .14          .14
Net gains (losses) (both realized
 and unrealized)                            (.20)          (.12)           .10         (.18)         .17         (.18)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations            (.12)           .03            .13         (.03)         .31         (.04)
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.08)          (.15)          (.03)        (.15)        (.14)        (.14)
Distributions from realized gains           (.01)          (.01)            --         (.05)        (.06)        (.11)
---------------------------------------------------------------------------------------------------------------------
Total distributions                         (.09)          (.16)          (.03)        (.20)        (.20)        (.25)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $4.71          $4.92          $5.05        $4.95        $5.18        $5.07
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $1             $1             $1           $1           $1           $2
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/ reimbursement (including
 interest and fee expense)(d),(e)          1.91%(f)       1.93%          1.97%(f)     1.89%        1.78%        1.76%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (including interest
 and fee expense)(e),(g),(h)               1.74%(f)       1.76%          1.74%(f)     1.75%        1.74%        1.70%
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/ reimbursement (excluding
 interest and fee expense)(d)              1.71%(f)       1.72%        1.78%(f)       1.72%        1.68%        1.69%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement (excluding interest
 and fee expense)(g),(h)                   1.54%(f)       1.55%          1.55%(f)     1.58%        1.64%        1.63%
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               3.26%(f)       3.05%          3.01%(f)     2.99%        2.70%        2.68%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       9%            28%             7%          17%          30%          36%
---------------------------------------------------------------------------------------------------------------------
Total return(i)                           (2.53%)(j)       .56%          2.54%(j)     (.55%)       6.23%        (.78%)
---------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the six months ended Feb. 29, 2008.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  77

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 78 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

SPECIAL MEETING OF SHAREHOLDERS HELD ON JAN. 29, 2008

(UNAUDITED)

A brief description of the proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposal is set forth below. A vote is based on total dollar interest in the Fund.

To approve a change in the classification of the Fund from a "diversified" fund to a "non-diversified" fund.

     DOLLARS VOTED               DOLLARS VOTED                                    BROKER
         "FOR"                     "AGAINST"              ABSTENTIONS            NON-VOTES
 -----------------------------------------------------------------------------------------------
180,548,815.538                 12,394,812.133           10,963,265.036            0.000
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 SEMIANNUAL REPORT  79

     RIVERSOURCE STATE TAX-EXEMPT FUNDS

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6329 Y (4/08)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource California Tax-Exempt Trust


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date May 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date May 2, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date May 2, 2008